UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02031

MFS SERIES TRUST V

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue,

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2015

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

March 31, 2015

MFS® INTERNATIONAL NEW DISCOVERY FUND

MIO-SEM

MFS® INTERNATIONAL NEW DISCOVERY FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

The global economy was in flux early in 2015. Despite a steadily improving labor market, harsh winter weather held back U.S. economic activity. A stronger U.S. dollar has also curtailed export demand and weakened the profits of U.S.-based multinationals.

In the wake of the launch of the European Central Bank’s quantitative easing program and the euro’s sharp decline, the eurozone economy is showing signs of recovery.

In Asia, China and Japan continue to struggle. Chinese manufacturing activity has weakened, and the People’s Bank of China is attempting to ward off further economic slowing through targeted action. Japan’s economy is at risk of sliding back after making initial progress towards its growth and inflation goals.

As always, active risk management is integral to how we at MFS® manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global investment team uses a diversified, multidisciplinary, long-term approach.

Applying proven principles, such as asset allocation and diversification, can best serve investors over the long term. We are confident that this approach can help you as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

May 13, 2015

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Bunzl PLC	3.3%
OBIC Co. Ltd.	1.6%
Amadeus Holdings AG	1.5%
NEXT PLC	1.2%
Bellway PLC	1.2%
Croda International PLC	1.1%
Symrise AG	1.1%
Schroders PLC	1.1%
Dollarama, Inc.	1.0%
Domino’s Pizza UK & IRL PLC	0.9%

Equity sectors
Financial Services	16.9%
Special Products & Services	15.6%
Retailing	10.3%
Consumer Staples	7.6%
Basic Materials	7.6%
Technology	7.5%
Health Care	6.7%
Industrial Goods & Services	6.4%
Leisure	5.9%
Autos & Housing	5.0%
Transportation	3.6%
Utilities & Communications	2.2%
Energy	1.4%

Issuer country weightings (x)
United Kingdom	27.9%
Japan	16.9%
Germany	6.5%
United States	5.0%
France	4.8%
Hong Kong	3.0%
Denmark	2.9%
Canada	2.7%
Switzerland	2.5%
Other Countries	27.8%

Currency exposure weightings (y)
British Pound Sterling	27.9%
Japanese Yen	16.9%
Euro	15.1%
United States Dollar	6.7%
Hong Kong Dollar	4.5%
Danish Krone	2.9%
Canadian Dollar	2.7%
Swiss Franc	2.5%
Australian Dollar	2.2%
Other Currencies	18.6%

2

Portfolio Composition – continued

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Other.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 3/31/15.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, October 1, 2014 through March 31, 2015

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2014 through March 31, 2015.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/14	Ending Account Value 3/31/15	Expenses Paid During Period (p) 10/01/14-3/31/15
A	Actual	1.32%	$1,000.00	$1,024.17	$6.66
	Hypothetical (h)	1.32%	$1,000.00	$1,018.35	$6.64
B	Actual	2.07%	$1,000.00	$1,020.39	$10.43
	Hypothetical (h)	2.07%	$1,000.00	$1,014.61	$10.40
C	Actual	2.07%	$1,000.00	$1,020.37	$10.43
	Hypothetical (h)	2.07%	$1,000.00	$1,014.61	$10.40
I	Actual	1.08%	$1,000.00	$1,025.59	$5.45
	Hypothetical (h)	1.08%	$1,000.00	$1,019.55	$5.44
R1	Actual	2.07%	$1,000.00	$1,020.31	$10.43
	Hypothetical (h)	2.07%	$1,000.00	$1,014.61	$10.40
R2	Actual	1.57%	$1,000.00	$1,023.09	$7.92
	Hypothetical (h)	1.57%	$1,000.00	$1,017.10	$7.90
R3	Actual	1.32%	$1,000.00	$1,024.27	$6.66
	Hypothetical (h)	1.32%	$1,000.00	$1,018.35	$6.64
R4	Actual	1.08%	$1,000.00	$1,025.46	$5.45
	Hypothetical (h)	1.08%	$1,000.00	$1,019.55	$5.44
R5	Actual	0.96%	$1,000.00	$1,026.34	$4.85
	Hypothetical (h)	0.96%	$1,000.00	$1,020.14	$4.84
529A	Actual	1.33%	$1,000.00	$1,024.39	$6.71
	Hypothetical (h)	1.33%	$1,000.00	$1,018.30	$6.69
529B	Actual	2.12%	$1,000.00	$1,020.06	$10.68
	Hypothetical (h)	2.12%	$1,000.00	$1,014.36	$10.65
529C	Actual	2.12%	$1,000.00	$1,020.33	$10.68
	Hypothetical (h)	2.12%	$1,000.00	$1,014.36	$10.65

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class 529A, 529B, and Class 529C shares, this rebate reduced the expense ratios above by 0.05%, 0.01%, and 0.01%, respectively. See Note 3 in the Notes to Financial Statements for additional information.

5

PORTFOLIO OF INVESTMENTS

3/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 96.1%
Issuer	Shares/Par	Value ($)
Aerospace - 1.0%
Cobham PLC	2,610,209	$11,778,565
Meggitt PLC	2,361,020	19,182,100
MTU Aero Engines AG	155,880	15,306,142
Saab AB, “B”	199,440	5,331,925

		$51,598,732
Airlines - 1.8%
Controladora Vuela Compania de Aviacion S.A.B. de C.V., ADR (a)	1,050,450	$11,702,013
Copa Holdings S.A., “A”	356,266	35,972,178
Koninklijke Vopak N.V.	114,209	6,312,086
Stagecoach Group PLC	6,988,526	36,200,794

		$90,187,071
Alcoholic Beverages - 0.4%
Carlsberg Group	147,199	$12,159,517
Davide Campari-Milano S.p.A.	1,242,119	8,648,883

		$20,808,400
Apparel Manufacturers - 1.9%
Burberry Group PLC	506,753	$13,014,365
Christian Dior S.A.	206,742	38,834,927
Gerry Weber International AG	290,814	10,068,868
Global Brands Group Holding Ltd. (a)	4,225,138	825,878
Li & Fung Ltd.	4,225,138	4,125,595
Samsonite International S.A.	2,866,200	9,963,572
Stella International Holdings Ltd.	7,507,591	17,915,220

		$94,748,425
Automotive - 2.2%
D’Ieteren S.A.	285,029	$9,997,294
ElringKlinger AG	270,538	8,142,178
Ford Otomotiv Sanayi S.A.	290,456	3,757,259
GKN PLC	2,397,446	12,753,148
Guangzhou Automobile Group Co. Ltd., “H”	25,307,750	24,180,768
Koito Manufacturing Co. Ltd.	715,000	21,551,048
NGK Spark Plug Co. Ltd	302,000	8,133,239
Tofas Turk Otomobil Fabriikasi A.S.	595,860	3,604,107
USS Co. Ltd.	1,161,900	20,131,139

		$112,250,180

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Biotechnology - 0.2%
Abcam PLC	550,379	$3,963,778
Lonza Group AG	57,685	7,212,109

		$11,175,887
Broadcasting - 0.9%
Havas S.A. (a)	2,199,204	$16,624,471
Nippon Television Holdings, Inc.	610,800	10,190,610
ProSiebenSat.1 Media AG	160,644	7,894,737
Proto Corp.	568,700	9,222,675

		$43,932,493
Brokerage & Asset Managers - 4.9%
Aberdeen Asset Management PLC	5,846,316	$39,858,466
Bolsa Mexicana de Valores S.A. de C.V.	5,397,996	9,176,257
Computershare Ltd.	2,134,790	20,627,893
Daiwa Securities Group, Inc.	2,388,000	18,835,603
Hargreaves Lansdown PLC	1,114,687	19,048,627
ICAP PLC	1,982,375	15,497,252
IG Group Holdings PLC	1,886,974	19,827,901
Osaka Securities Exchange Co. Ltd.	148,400	4,304,707
Rathbone Brothers PLC	875,165	26,925,078
Schroders PLC	1,156,966	54,825,655
Yuanta Financial Holding Co. Ltd.	37,759,644	18,966,334

		$247,893,773
Business Services - 12.8%
Amadeus Fire AG	183,730	$14,559,854
Amadeus Holdings AG (a)	1,729,808	74,177,107
Ashtead Group PLC	521,672	8,388,515
Brenntag AG	506,043	30,340,283
Brunel International N.V.	295,818	5,661,794
Bunzl PLC	6,163,489	167,230,910
Capgemini	157,646	12,945,392
Capita PLC	1,562,724	25,833,707
Cognizant Technology Solutions Corp., “A” (a)	553,061	34,505,476
Compass Group PLC	2,423,482	42,090,640
CTS Eventim AG	270,894	8,534,468
DKSH Holding Ltd.	50,944	4,153,153
Edenred	303,993	7,577,970
Electrocomponents PLC	1,448,122	5,187,768
Exova Group PLC (a)	3,324,060	7,889,457
Intertek Group PLC	806,669	29,891,387
LPS Brasil - Consultoria de Imoveis S.A.	1,362,800	2,199,063
LSL Property Services PLC	2,219,605	11,145,323

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Business Services - continued
MITIE Group PLC	2,284,803	$9,344,592
Nomura Research Institute Ltd.	741,800	27,920,660
Premier Farnell PLC	2,240,743	6,149,249
Rightmove PLC	983,204	43,649,288
Sodexo	371,989	36,314,290
Travis Perkins PLC	386,837	11,174,008
Wolseley PLC	75,502	4,465,783
Zoopla Property Group PLC	6,659,857	17,851,772

		$649,181,909
Cable TV - 1.7%
Astro Malaysia Holdings Berhad	22,838,759	$19,733,773
Eutelsat Communications	534,604	17,700,496
Liberty Global PLC, “A” (a)	168,541	8,674,805
Liberty Global PLC, “C” (a)	415,814	20,711,695
SES	520,234	18,414,842

		$85,235,611
Chemicals - 0.7%
Orica Ltd.	1,385,777	$21,029,279
Victrex PLC	478,278	13,302,705

		$34,331,984
Computer Software - 2.2%
AVEVA Group PLC	202,796	$4,437,031
Dassault Systemes S.A.	106,732	7,231,427
OBIC Business Consultants Co. Ltd.	341,400	11,784,683
OBIC Co. Ltd.	1,853,600	78,820,695
Totvs S.A.	625,528	7,153,819

		$109,427,655
Computer Software - Systems - 1.7%
Brother Industries Ltd.	1,293,000	$20,588,768
Konica Minolta, Inc.	1,102,000	11,218,927
Linx S.A.	421,700	6,170,478
NEC Corp.	2,974,000	8,753,258
NICE Systems Ltd.	413,463	25,270,131
Venture Corp. Ltd.	2,177,000	13,563,122

		$85,564,684
Conglomerates - 1.1%
DCC PLC	470,603	$28,084,261
First Pacific Co. Ltd.	20,751,150	20,717,290
Smiths Group PLC	335,505	5,555,189

		$54,356,740

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Construction - 2.7%
Bellway PLC	2,004,345	$58,899,990
DuluxGroup Ltd.	2,762,757	13,443,953
Geberit AG	78,938	29,648,456
Semen Indonesia Persero Tbk PT	4,281,720	4,460,130
Techtronic Industries Co. Ltd.	9,657,500	32,528,249

		$138,980,778
Consumer Products - 3.3%
Beiersdorf AG (l)	267,000	$23,225,722
Dabur India Ltd.	6,086,057	25,824,867
Kobayashi Pharmaceutical Co. Ltd.	401,300	28,775,420
LG Household & Healthcare Ltd.	42,878	32,502,950
Milbon Co. Ltd.	241,596	7,765,478
PZ Cussons	404,893	2,045,045
Shiseido Co. Ltd.	222,500	3,957,081
Societe BIC S.A.	49,516	7,054,575
Uni-Charm Corp.	1,405,500	36,887,905

		$168,039,043
Consumer Services - 1.7%
Asante, Inc.	4,000	$42,523
Dignity PLC	1,558,827	42,177,519
Estacio Participacoes S.A.	1,611,574	9,361,778
GAEC Anima Educacao S.A.	1,025,922	4,892,461
Kakaku.com, Inc.	289,200	4,797,112
Kroton Educacional S.A.	1,991,916	6,422,214
Localiza Rent a Car S.A.	701,513	7,978,857
Park24 Co Ltd.	321,000	6,576,037
Rakuten	180,200	3,183,005

		$85,431,506
Containers - 0.8%
Fuji Seal International, Inc.	485,800	$13,528,761
Mayr-Melnhof Karton AG	127,604	13,171,795
Viscofan S.A.	262,132	15,993,456

		$42,694,012
Electrical Equipment - 2.3%
Bajaj Electricals Ltd.	4,061,525	$15,001,642
Domino Printing Sciences PLC	1,206,483	16,733,666
IMI PLC	595,477	11,248,938
Kaba Holding AG	4,278	2,577,453
Keyence Corp.	15,500	8,477,926
Legrand S.A.	238,002	12,826,849

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Electrical Equipment - continued
OMRON Corp.	103,621	$4,682,752
Pfeiffer Vacuum Technology AG	69,906	5,949,423
Sensata Technologies Holding B.V. (a)	158,266	9,092,382
Spectris PLC	954,531	30,584,548

		$117,175,579
Electronics - 3.0%
Advantech Co. Ltd.	881,893	$6,711,584
ASM International N.V. (a)	429,032	19,799,328
Chroma Ate, Inc.	8,414,000	20,859,978
Halma PLC	1,384,817	14,348,849
Hirose Electric Co. Ltd.	83,693	10,844,117
Infineon Technologies AG	1,431,553	17,132,157
Iriso Electronics Co. Ltd	1,392	97,725
JEOL Ltd.	48,000	252,537
Seoul Semiconductor Co. Ltd. (a)	811,390	14,553,753
Siliconware Precision Industries Co.	15,848,000	26,109,352
Stanley Electric Co. Ltd.	845,131	19,113,323

		$149,822,703
Energy - Independent - 0.8%
Cairn Energy PLC (a)	1,719,978	$3,983,920
Gran Tierra Energy, Inc. (a)	5,886,705	16,081,481
MEG Energy Corp. (a)	438,942	7,090,722
TORC Oil & Gas Ltd. (l)	1,238,841	9,556,256
Tourmaline Oil Corp. (a)	163,093	4,935,735

		$41,648,114
Engineering - Construction - 0.7%
JGC Corp.	578,000	$11,510,843
Mills Estruturas e Servicos de Engenharia S.A.	1,339,500	3,328,237
Promotora y Operadora de Infraestructura S.A.B. de C.V. (a)	954,760	10,184,482
Stantec, Inc.	283,605	6,786,994
Toshiba Plant Kensetsu Co. Ltd.	291,000	4,020,403

		$35,830,959
Food & Beverages - 3.0%
Britvic PLC	833,189	$9,026,472
Calbee, Inc.	315,600	13,719,475
Chr. Hansen Holding A.S.	429,346	19,722,859
Coca-Cola East Japan Co. Ltd.	24,400	498,437
Coca-Cola HBC AG	320,235	5,748,556
Coca-Cola West Co. Ltd.	56,900	942,205
Grupo Lala S.A.B. de C.V.	3,858,600	7,829,263

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Food & Beverages - continued
Kerry Group PLC	292,910	$19,684,467
M. Dias Branco S.A. Industria e Comercio de Alimentos	344,100	9,284,032
P/f Bakkafrost	794,729	17,215,166
Shenguan Holdings Group Ltd.	13,965,505	4,269,282
Super Group Ltd.	19,310,500	20,965,967
Tate & Lyle PLC	488,682	4,331,342
Want Want China Holdings Ltd.	15,411,146	16,360,049

		$149,597,572
Food & Drug Stores - 3.4%
Alimentation Couche-Tard, Inc.	606,508	$24,168,378
Booker Group PLC	16,504,465	35,671,328
Clicks Group Ltd.	2,988,664	22,472,961
Cosmos Pharmaceutical Corp.	108,000	16,902,155
Dairy Farm International Holdings Ltd.	2,009,409	18,868,351
E-Mart Co. Ltd.	40,821	8,555,740
FamilyMart Co. Ltd.	130,000	5,443,090
Lawson, Inc.	303,700	21,093,267
Sundrug Co. Ltd.	280,100	14,573,094
Welcia Holdings Co. Ltd.	65,800	2,460,608
Wumart Stores, Inc.	5,319,514	3,838,179

		$174,047,151
Forest & Paper Products - 0.3%
Fibria Celulose S.A. (a)	922,839	$13,069,613

Furniture & Appliances - 0.1%
SEB S.A.	39,266	$2,829,308

Gaming & Lodging - 1.2%
Ladbrokes PLC	1,528,474	$2,364,834
Minor International PLC	19,505,259	20,979,842
Paddy Power PLC (a)	161,279	13,779,575
Shangri-La Asia Ltd.	9,386,495	12,879,804
William Hill PLC	1,783,087	9,799,785

		$59,803,840
General Merchandise - 2.1%
B&M European Value Retail S.A.	4,578,116	$21,222,429
Dollarama, Inc.	866,792	48,453,574
Poundland Group PLC	1,324,210	7,165,887
Seria Co. Ltd.	335,400	12,136,874
Woolworths Holdings Ltd.	2,783,123	19,767,998

		$108,746,762

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Health Maintenance Organizations - 0.4%
Odontoprev S.A.	2,462,455	$8,386,798
Qualicorp S.A. (a)	1,557,865	11,129,176

		$19,515,974
Insurance - 3.9%
Admiral Group PLC	354,924	$8,043,787
Amlin PLC	2,552,151	19,120,971
Austbrokers Holdings Ltd.	2,549,221	16,853,210
Brasil Insurance Paticipaco e Administracao S.A.	1,489,006	909,765
Catlin Group Ltd.	3,641,275	38,323,411
Hiscox Ltd.	3,529,166	44,551,253
Jardine Lloyd Thompson Group PLC	1,478,438	22,961,913
Samsung Fire & Marine Insurance Co. Ltd.	105,530	25,444,387
Sony Financial Holdings, Inc.	876,900	14,125,741
Storebrand A.S.A. (a)	1,722,818	6,259,983

		$196,594,421
Internet - 0.4%
51job, Inc., ADR (a)	600,240	$19,366,744

Leisure & Toys - 0.2%
Shimano, Inc.	57,700	$8,589,633

Machinery & Tools - 2.1%
Aalberts Industries N.V.	242,140	$7,612,964
Burckhardt Compression Holding AG	33,597	12,945,839
Faiveley S.A.	35,347	2,079,836
GEA Group AG	743,872	35,977,545
GLORY Ltd.	95,200	2,659,107
Haitian International Holdings Ltd.	1,788,000	4,105,229
Neopost S.A.	167,887	9,218,794
Rotork PLC	213,210	7,808,973
Spirax-Sarco Engineering PLC	288,928	14,615,117
T.K. Corp. (a)	876,165	8,197,778

		$105,221,182
Medical & Health Technology & Services - 0.4%
Hogy Medical Co. Ltd.	51,200	$2,518,698
Miraca Holdings, Inc.	373,600	17,226,064

		$19,744,762
Medical Equipment - 3.7%
Ansell Ltd.	1,323,372	$27,701,857
Fisher & Paykel Healthcare Corp. Ltd.	6,000,118	29,465,030
Nakanishi, Inc.	466,000	18,150,414

12

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Medical Equipment - continued
Nihon Kohden Corp.	521,600	$14,243,048
ResMed, Inc. (l)	2,108,640	14,867,129
Smith & Nephew PLC	846,063	14,357,770
Sonova Holding AG	224,598	31,148,094
Sysmex Corp.	181,600	10,099,404
Terumo Corp.	366,600	9,689,599
Top Glove Corp.	8,069,577	11,918,614
William Demant Holdings A/S (a)	60,376	5,126,440

		$186,767,399
Metals & Mining - 0.5%
Iluka Resources Ltd.	1,062,416	$6,844,707
MOIL Ltd.	4,200,697	18,566,468

		$25,411,175
Natural Gas - Distribution - 0.6%
China Resources Gas Group Ltd.	10,440,000	$32,391,624

Network & Telecom - 0.3%
VTech Holdings Ltd.	1,051,665	$15,003,147

Oil Services - 0.6%
Aker Solutions ASA (a)	1,231,549	$6,385,721
John Wood Group PLC	955,796	8,989,459
Technip	222,871	13,508,622

		$28,883,802
Other Banks & Diversified Financials - 5.8%
Aeon Financial Service Co. Ltd.	730,200	$18,446,682
Aeon Thana Sinsap (Thailand) PLC, NVDR	233,600	746,601
AEON Thana Sinsap Public Co. Ltd.	2,684,900	8,581,119
BDO Unibank, Inc.	12,954,150	35,848,509
Canadian Western Bank	587,198	12,856,185
Chiba Bank Ltd.	2,538,451	18,643,216
Credicorp Ltd.	190,725	26,821,657
E.Sun Financial Holding Co. Ltd.	43,715,586	26,723,389
Federal Bank Ltd.	14,223,575	30,123,809
Julius Baer Group Ltd.	175,283	8,794,813
Jyske Bank (a)	702,394	29,607,363
Public Bank Berhad	3,678,877	18,754,475
Security Bank Corp.	4,468,360	17,193,689
Shizuoka Bank Ltd.	1,025,000	10,241,915
Sydbank A/S	892,486	27,958,407

		$291,341,829

13

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Pharmaceuticals - 2.0%
Genomma Lab Internacional S.A., “B” (a)	7,338,659	$6,952,085
Hisamitsu Pharmaceutical Co., Inc.	97,000	3,987,243
KYORIN Holdings Ltd.	377,000	9,034,043
Santen Pharmaceutical Co. Ltd.	2,853,000	41,515,277
Tsumura & Co.	124,000	3,071,697
Virbac SA	157,760	37,335,879

		$101,896,224
Pollution Control - 0.3%
Daiseki Co. Ltd.	741,100	$13,387,283

Precious Metals & Minerals - 0.1%
Agnico-Eagle Mines Ltd.	261,935	$7,277,638

Railroad & Shipping - 0.2%
Pacific Basin Shipping Ltd.	16,090,752	$5,313,322
Precious Shipping Public Co. Ltd. (a)	9,349,818	4,108,863

		$9,422,185
Real Estate - 2.4%
Ascendas India Trust, REIT	33,778,000	$22,151,929
Brasil Brokers Participacoes S.A.	2,511,100	2,147,954
Concentradora Fibra Danhos S.A. de C.V., REIT	3,978,794	9,515,613
Concentradora Fibra Hotelera Mexicana S.A. de C.V., REIT	8,583,452	11,518,882
Deutsche Wohnen AG	790,386	20,260,723
Foxtons Group PLC	2,427,902	7,392,181
IGB Trust, REIT	6,979,200	2,506,369
Iguatemi Empresa de Shopping Centers S.A.	1,178,666	10,414,495
LEG Immobilien AG	179,700	14,286,558
Midland Holdings Ltd. (a)	16,485,000	7,250,921
Prologis Peroperty Mexico S.A. de C.V., REIT	5,323,066	9,526,974
TAG Immobilien AG	237,520	3,281,805

		$120,254,404
Restaurants - 1.9%
Ajisen (China) Holdings Ltd.	13,082,037	$7,525,928
Domino’s Pizza UK & IRL PLC	4,050,579	46,596,917
Whitbread PLC	576,043	44,767,860

		$98,890,705
Specialty Chemicals - 5.1%
Air Water, Inc.	376,000	$6,726,371
Croda International PLC	1,404,956	57,029,247
Elementis PLC	3,641,079	15,649,823
Filtrona PLC	890,916	13,111,432

14

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Specialty Chemicals - continued
Fuchs Petrolub SE	604,462	$24,204,054
Japan Pure Chemical Co. Ltd.	41,700	859,833
Kansai Paint Co. Ltd.	1,037,000	18,883,629
Marine Harvest A.S.A.	1,252,087	14,384,926
PTT Global Chemical PLC	10,773,000	17,298,379
Sika AG	8,112	29,040,593
SK KAKEN Co. Ltd.	58,000	4,734,398
Symrise AG	885,210	56,005,209
Tikkurila Oyj	145,978	2,792,369

		$260,720,263
Specialty Stores - 2.8%
ABC-Mart, Inc.	362,200	$21,230,383
Cj O Shopping Co. Ltd.	66,126	13,632,281
Delticom AG	42,431	875,523
Esprit Holdings Ltd.	6,542,399	6,628,107
Hermes International	1,265	446,687
MonotaRO Co. Ltd.	607,100	22,069,921
NEXT PLC	588,252	61,301,064
Nitori Co. Ltd.	174,900	11,870,480
Shimamura Co. Ltd.	52,800	4,895,452

		$142,949,898
Telephone Services - 0.8%
Bezeq - The Israel Telecommunication Corp. Ltd.	6,073,425	$11,324,809
PT XL Axiata Tbk	25,415,887	8,434,802
TDC A.S.	2,666,167	19,108,045

		$38,867,656
Tobacco - 0.3%
Swedish Match AB	581,683	$17,109,433

Trucking - 1.6%
DSV A.S.	1,132,621	$35,256,621
Kintetsu World Express, Inc.	185,300	8,343,019
Qube Holdings Ltd.	2,122,320	4,775,965
Yamato Holdings Co. Ltd.	1,480,100	34,208,840

		$82,584,445
Utilities - Electric Power - 0.8%
Alupar Investimento S.A., IEU	1,151,100	$6,960,953
CESC Ltd.	1,035,716	9,993,682
Glow Energy PLC	9,716,200	25,604,307

		$42,558,942
Total Common Stocks (Identified Cost, $3,851,722,424)		$4,863,161,252

15

Portfolio of Investments (unaudited) – continued

Preferred Stocks - 0.6%
Issuer			Shares/Par	Value ($)
Consumer Products - 0.6%
Henkel AG & Co. KGaA (Identified Cost, $13,056,939)			264,562	$31,163,720

	Strike Price	First Exercise
Warrants - 0.0%
Gaming & Lodging - 0.0%
Minor International PCL (1 share for 1 warrant)	THB 40	10/16/17	975,262	$128,277

Money Market Funds - 3.1%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)			156,381,415	$156,381,415

Collateral for Securities Loaned - 0.7%
JPMorgan Prime Money Market Fund, 0.09%, at Cost and Net Asset Value (j)			$34,107,128	$34,107,128
Total Investments (Identified Cost, $4,055,267,906)				$5,084,941,792

Other Assets, Less Liabilities - (0.5)%				(22,822,942)
Net Assets - 100.0%				$5,062,118,850

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
IEU	International Equity Unit
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

THB	Thailand Baht

See Notes to Financial Statements

16

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 3/31/15 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $3,898,886,491)	$4,928,560,377
Underlying affiliated funds, at cost and value	156,381,415
Total investments, at value, including $31,928,149 of securities on loan (identified cost, $4,055,267,906)	$5,084,941,792
Cash	243,811
Receivables for
Investments sold	427,461
Fund shares sold	9,935,030
Interest and dividends	14,879,082
Other assets	21,108
Total assets	$5,110,448,284
Liabilities
Payables for
Investments purchased	$2,111,374
Fund shares reacquired	7,136,683
Collateral for securities loaned, at value	34,107,128
Payable to affiliates
Investment adviser	221,235
Shareholder servicing costs	2,105,091
Distribution and service fees	31,591
Program manager fees	23
Payable for independent Trustees’ compensation	7,886
Deferred country tax expense payable	1,871,473
Accrued expenses and other liabilities	736,950
Total liabilities	$48,329,434
Net assets	$5,062,118,850
Net assets consist of
Paid-in capital	$4,167,174,751
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $1,871,473 deferred country tax)	1,027,480,545
Accumulated net realized gain (loss) on investments and foreign currency	(147,901,048)
Undistributed net investment income	15,364,602
Net assets	$5,062,118,850
Shares of beneficial interest outstanding	178,561,402

17

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,530,629,642	54,662,063	$28.00
Class B	21,086,094	775,391	27.19
Class C	178,455,911	6,668,634	26.76
Class I	1,848,513,594	64,228,747	28.78
Class R1	3,747,190	143,391	26.13
Class R2	64,958,605	2,380,665	27.29
Class R3	157,696,307	5,674,569	27.79
Class R4	362,598,401	12,954,180	27.99
Class R5	885,746,530	30,753,430	28.80
Class 529A	6,194,347	224,486	27.59
Class 529B	438,888	16,775	26.16
Class 529C	2,053,341	79,071	25.97

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $29.71 [100 / 94.25 x $28] and $29.27 [100 / 94.25 x $27.59], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R5, and 529A.

See Notes to Financial Statements

18

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 3/31/15 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$47,580,588
Interest	331,883
Dividends from underlying affiliated funds	66,355
Foreign taxes withheld	(2,459,219)
Total investment income	$45,519,607
Expenses
Management fee	$23,043,680
Distribution and service fees	3,314,174
Program manager fees	4,269
Shareholder servicing costs	2,719,497
Administrative services fee	329,157
Independent Trustees’ compensation	24,768
Custodian fee	765,187
Shareholder communications	177,440
Audit and tax fees	43,149
Legal fees	22,186
Miscellaneous	160,288
Total expenses	$30,603,795
Fees paid indirectly	(52)
Reduction of expenses by investment adviser and distributor	(1,158,726)
Net expenses	$29,445,017
Net investment income	$16,074,590
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments (net of $2,789,425 country tax)	$58,881,124
Foreign currency	(392,647)
Net realized gain (loss) on investments and foreign currency	$58,488,477
Change in unrealized appreciation (depreciation)
Investments (net of $4,031,182 decrease in deferred country tax)	$47,314,842
Translation of assets and liabilities in foreign currencies	(1,994)
Net unrealized gain (loss) on investments and foreign currency translation	$47,312,848
Net realized and unrealized gain (loss) on investments and foreign currency	$105,801,325
Change in net assets from operations	$121,875,915

See Notes to Financial Statements

19

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 3/31/15	Year ended 9/30/14
Change in net assets	(unaudited)
From operations
Net investment income	$16,074,590	$55,726,729
Net realized gain (loss) on investments and foreign currency	58,488,477	90,931,130
Net unrealized gain (loss) on investments and foreign currency translation	47,312,848	(54,485,139)
Change in net assets from operations	$121,875,915	$92,172,720
Distributions declared to shareholders
From net investment income	$(61,557,406)	$(56,530,561)
Change in net assets from fund share transactions	$(54,958,663)	$383,162,243
Total change in net assets	$5,359,846	$418,804,402
Net assets
At beginning of period	5,056,759,004	4,637,954,602
At end of period (including undistributed net investment income of $15,364,602 and $60,847,418, respectively)	$5,062,118,850	$5,056,759,004

See Notes to Financial Statements

20

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal year (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 3/31/15 (unaudited)		Years ended 9/30
Class A			2014	2013	2012	2011	2010

Net asset value, beginning of period	$27.64		$27.41	$23.23	$18.94	$20.24	$17.43
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.27	$0.27	$0.25	$0.24	$0.21
Net realized and unrealized gain (loss) on investments and foreign currency	0.60		0.26	4.17	4.28	(1.34)	2.80
Total from investment operations	$0.67		$0.53	$4.44	$4.53	$(1.10)	$3.01
Less distributions declared to shareholders
From net investment income	$(0.31)		$(0.30)	$(0.26)	$(0.24)	$(0.20)	$(0.20)
Net asset value, end of period (x)	$28.00		$27.64	$27.41	$23.23	$18.94	$20.24
Total return (%) (r)(s)(t)(x)	2.45	(n)	1.93	19.29	24.13	(5.53)	17.43
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.37	(a)	1.36	1.39	1.41	1.43	1.44
Expenses after expense reductions (f)	1.32	(a)	1.34	1.39	1.41	1.42	1.44
Net investment income	0.51	(a)(l)	0.96	1.07	1.19	1.12	1.14
Portfolio turnover	7	(n)	14	15	21	44	34
Net assets at end of period (000 omitted)	$1,530,630		$1,555,607	$1,581,384	$1,309,494	$1,199,483	$1,359,614

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 3/31/15 (unaudited)		Years ended 9/30
Class B			2014	2013	2012	2011	2010

Net asset value, beginning of period	$26.68		$26.40	$22.34	$18.15	$19.38	$16.70
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)		$0.03	$0.04	$0.07	$0.07	$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	0.58		0.28	4.06	4.14	(1.27)	2.70
Total from investment operations	$0.54		$0.31	$4.10	$4.21	$(1.20)	$2.76
Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.03)	$(0.04)	$(0.02)	$(0.03)	$(0.08)
Net asset value, end of period (x)	$27.19		$26.68	$26.40	$22.34	$18.15	$19.38
Total return (%) (r)(s)(t)(x)	2.04	(n)	1.18	18.39	23.21	(6.21)	16.59
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.12	(a)	2.11	2.14	2.16	2.17	2.19
Expenses after expense reductions (f)	2.07	(a)	2.10	2.13	2.16	2.17	2.19
Net investment income (loss)	(0.27	)(a)(l)	0.12	0.19	0.36	0.32	0.33
Portfolio turnover	7	(n)	14	15	21	44	34
Net assets at end of period (000 omitted)	$21,086		$23,690	$33,509	$45,496	$57,379	$85,229

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 3/31/15 (unaudited)		Years ended 9/30
Class C			2014	2013	2012	2011	2010

Net asset value, beginning of period	$26.32		$26.14	$22.17	$18.06	$19.31	$16.66
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)		$0.06	$0.08	$0.09	$0.08	$0.07
Net realized and unrealized gain (loss) on investments and foreign currency	0.57		0.25	3.99	4.08	(1.27)	2.68
Total from investment operations	$0.54		$0.31	$4.07	$4.17	$(1.19)	$2.75
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.13)	$(0.10)	$(0.06)	$(0.06)	$(0.10)
Net asset value, end of period (x)	$26.76		$26.32	$26.14	$22.17	$18.06	$19.31
Total return (%) (r)(s)(t)(x)	2.08	(n)	1.17	18.41	23.17	(6.20)	16.57
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.12	(a)	2.11	2.14	2.16	2.18	2.19
Expenses after expense reductions (f)	2.07	(a)	2.10	2.14	2.16	2.17	2.19
Net investment income (loss)	(0.25	)(a)(l)	0.21	0.32	0.45	0.37	0.38
Portfolio turnover	7	(n)	14	15	21	44	34
Net assets at end of period (000 omitted)	$178,456		$184,614	$184,560	$152,757	$142,778	$170,747

See Notes to Financial Statements

23

Financial Highlights – continued

	Six months ended 3/31/15 (unaudited)		Years ended 9/30
Class I			2014	2013	2012	2011	2010

Net asset value, beginning of period	$28.45		$28.20	$23.88	$19.48	$20.80	$17.90
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.36	$0.35	$0.33	$0.32	$0.27
Net realized and unrealized gain (loss) on investments and foreign currency	0.60		0.26	4.29	4.37	(1.39)	2.87
Total from investment operations	$0.71		$0.62	$4.64	$4.70	$(1.07)	$3.14
Less distributions declared to shareholders
From net investment income	$(0.38)		$(0.37)	$(0.32)	$(0.30)	$(0.25)	$(0.24)
Net asset value, end of period (x)	$28.78		$28.45	$28.20	$23.88	$19.48	$20.80
Total return (%) (r)(s)(x)	2.56	(n)	2.19	19.63	24.40	(5.27)	17.72
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.12	(a)	1.11	1.14	1.16	1.18	1.19
Expenses after expense reductions (f)	1.08	(a)	1.10	1.14	1.16	1.18	1.19
Net investment income	0.76	(a)(l)	1.24	1.34	1.52	1.42	1.42
Portfolio turnover	7	(n)	14	15	21	44	34
Net assets at end of period (000 omitted)	$1,848,514		$1,871,618	$1,530,692	$968,523	$845,262	$774,647

See Notes to Financial Statements

24

Financial Highlights – continued

	Six months ended 3/31/15 (unaudited)		Years ended 9/30
Class R1			2014	2013	2012	2011	2010

Net asset value, beginning of period	$25.61		$25.52	$21.64	$17.65	$18.89	$16.33
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)		$0.04	$0.17	$0.09	$0.07	$0.07
Net realized and unrealized gain (loss) on investments and foreign currency	0.56		0.26	3.80	3.99	(1.24)	2.61
Total from investment operations	$0.52		$0.30	$3.97	$4.08	$(1.17)	$2.68
Less distributions declared to shareholders
From net investment income	$—		$(0.21)	$(0.09)	$(0.09)	$(0.07)	$(0.12)
Net asset value, end of period (x)	$26.13		$25.61	$25.52	$21.64	$17.65	$18.89
Total return (%) (r)(s)(x)	2.03	(n)	1.17	18.43	23.20	(6.21)	16.51
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.12	(a)	2.11	2.15	2.16	2.18	2.19
Expenses after expense reductions (f)	2.07	(a)	2.10	2.15	2.16	2.18	2.19
Net investment income (loss)	(0.34	)(a)(l)	0.17	0.70	0.46	0.35	0.41
Portfolio turnover	7	(n)	14	15	21	44	34
Net assets at end of period (000 omitted)	$3,747		$7,403	$8,642	$2,869	$2,560	$2,881

See Notes to Financial Statements

25

Financial Highlights – continued

	Six months ended 3/31/15 (unaudited)		Years ended 9/30
Class R2			2014	2013	2012	2011	2010

Net asset value, beginning of period	$26.90		$26.72	$22.66	$18.47	$19.75	$17.02
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.19	$0.22	$0.20	$0.19	$0.16
Net realized and unrealized gain (loss) on investments and foreign currency	0.59		0.25	4.06	4.17	(1.31)	2.74
Total from investment operations	$0.62		$0.44	$4.28	$4.37	$(1.12)	$2.90
Less distributions declared to shareholders
From net investment income	$(0.23)		$(0.26)	$(0.22)	$(0.18)	$(0.16)	$(0.17)
Net asset value, end of period (x)	$27.29		$26.90	$26.72	$22.66	$18.47	$19.75
Total return (%) (r)(s)(x)	2.35	(n)	1.65	19.03	23.82	(5.76)	17.17
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.62	(a)	1.61	1.64	1.66	1.68	1.69
Expenses after expense reductions (f)	1.57	(a)	1.60	1.64	1.66	1.67	1.69
Net investment income	0.22	(a)(l)	0.70	0.89	0.99	0.91	0.89
Portfolio turnover	7	(n)	14	15	21	44	34
Net assets at end of period (000 omitted)	$64,959		$75,355	$76,634	$48,637	$40,259	$42,679

See Notes to Financial Statements

26

Financial Highlights – continued

	Six months ended 3/31/15 (unaudited)		Years ended 9/30
Class R3			2014	2013	2012	2011	2010

Net asset value, beginning of period	$27.45		$27.23	$23.09	$18.85	$20.16	$17.36
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.27	$0.29	$0.27	$0.32	$0.21
Net realized and unrealized gain (loss) on investments and foreign currency	0.58		0.26	4.12	4.23	(1.42)	2.80
Total from investment operations	$0.65		$0.53	$4.41	$4.50	$(1.10)	$3.01
Less distributions declared to shareholders
From net investment income	$(0.31)		$(0.31)	$(0.27)	$(0.26)	$(0.21)	$(0.21)
Net asset value, end of period (x)	$27.79		$27.45	$27.23	$23.09	$18.85	$20.16
Total return (%) (r)(s)(x)	2.43	(n)	1.94	19.29	24.15	(5.55)	17.48
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.37	(a)	1.36	1.39	1.41	1.44	1.44
Expenses after expense reductions (f)	1.32	(a)	1.34	1.39	1.41	1.44	1.44
Net investment income	0.51	(a)(l)	0.96	1.15	1.29	1.46	1.18
Portfolio turnover	7	(n)	14	15	21	44	34
Net assets at end of period (000 omitted)	$157,696		$155,509	$144,977	$93,526	$57,720	$21,895

See Notes to Financial Statements

27

Financial Highlights – continued

	Six months ended 3/31/15 (unaudited)		Years ended 9/30
Class R4			2014	2013	2012	2011	2010

Net asset value, beginning of period	$27.67		$27.43	$23.25	$18.97	$20.26	$17.44
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.33	$0.34	$0.34	$0.35	$0.29
Net realized and unrealized gain (loss) on investments and foreign currency	0.59		0.27	4.16	4.24	(1.39)	2.77
Total from investment operations	$0.70		$0.60	$4.50	$4.58	$(1.04)	$3.06
Less distributions declared to shareholders
From net investment income	$(0.38)		$(0.36)	$(0.32)	$(0.30)	$(0.25)	$(0.24)
Net asset value, end of period (x)	$27.99		$27.67	$27.43	$23.25	$18.97	$20.26
Total return (%) (r)(s)(x)	2.58	(n)	2.19	19.56	24.42	(5.26)	17.73
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.12	(a)	1.11	1.14	1.16	1.19	1.20
Expenses after expense reductions (f)	1.08	(a)	1.10	1.14	1.16	1.19	1.20
Net investment income	0.77	(a)(l)	1.15	1.36	1.60	1.61	1.56
Portfolio turnover	7	(n)	14	15	21	44	34
Net assets at end of period (000 omitted)	$362,598		$350,430	$416,387	$282,570	$143,620	$50,050

See Notes to Financial Statements

28

Financial Highlights – continued

	Six months ended 3/31/15 (unaudited)		Years ended 9/30
Class R5			2014	2013	2012 (i)

Net asset value, beginning of period	$28.48		$28.22	$23.88	$21.12
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.40	$0.38	$0.12
Net realized and unrealized gain (loss) on investments and foreign currency	0.60	(g)	0.25	4.28	2.64	(g)
Total from investment operations	$0.73		$0.65	$4.66	$2.76
Less distributions declared to shareholders
From net investment income	$(0.41)		$(0.39)	$(0.32)	$—
Net asset value, end of period (x)	$28.80		$28.48	$28.22	$23.88
Total return (%) (r)(s)(x)	2.63	(n)	2.31	19.74	13.07	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.00	(a)	1.00	1.02	1.05	(a)
Expenses after expense reductions (f)	0.96	(a)	0.99	1.02	1.05	(a)
Net investment income	0.89	(a)(l)	1.36	1.48	1.61	(a)
Portfolio turnover	7	(n)	14	15	21
Net assets at end of period (000 omitted)	$885,747		$823,847	$652,771	$438,906

See Notes to Financial Statements

29

Financial Highlights – continued

	Six months ended 3/31/15 (unaudited)		Years ended 9/30
Class 529A			2014	2013	2012	2011	2010

Net asset value, beginning of period	$27.25		$27.03	$22.90	$18.68	$19.97	$17.21
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.28	$0.26	$0.25	$0.23	$0.20
Net realized and unrealized gain (loss) on investments and foreign currency	0.58		0.24	4.12	4.20	(1.33)	2.75
Total from investment operations	$0.65		$0.52	$4.38	$4.45	$(1.10)	$2.95
Less distributions declared to shareholders
From net investment income	$(0.31)		$(0.30)	$(0.25)	$(0.23)	$(0.19)	$(0.19)
Net asset value, end of period (x)	$27.59		$27.25	$27.03	$22.90	$18.68	$19.97
Total return (%) (r)(s)(t)(x)	2.44	(n)	1.92	19.32	24.03	(5.60)	17.29
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.47	(a)	1.46	1.49	1.51	1.53	1.54
Expenses after expense reductions (f)	1.33	(a)	1.34	1.40	1.46	1.51	1.54
Net investment income	0.51	(a)(l)	0.98	1.06	1.18	1.08	1.11
Portfolio turnover	7	(n)	14	15	21	44	34
Net assets at end of period (000 omitted)	$6,194		$6,174	$5,740	$4,637	$3,788	$3,607

See Notes to Financial Statements

30

Financial Highlights – continued

	Six months ended 3/31/15 (unaudited)		Years ended 9/30
Class 529B			2014	2013	2012	2011	2010

Net asset value, beginning of period	$25.67		$25.50	$21.62	$17.60	$18.84	$16.27
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)		$0.02	$0.06	$0.07	$0.05	$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	0.56		0.26	3.90	4.00	(1.23)	2.61
Total from investment operations	$0.52		$0.28	$3.96	$4.07	$(1.18)	$2.66
Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.11)	$(0.08)	$(0.05)	$(0.06)	$(0.09)
Net asset value, end of period (x)	$26.16		$25.67	$25.50	$21.62	$17.60	$18.84
Total return (%) (r)(s)(t)(x)	2.05	(n)	1.11	18.37	23.16	(6.31)	16.44
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.22	(a)	2.20	2.24	2.26	2.27	2.29
Expenses after expense reductions (f)	2.12	(a)	2.13	2.17	2.21	2.26	2.29
Net investment income (loss)	(0.33	)(a)(l)	0.06	0.27	0.35	0.25	0.28
Portfolio turnover	7	(n)	14	15	21	44	34
Net assets at end of period (000 omitted)	$439		$499	$748	$627	$634	$834

See Notes to Financial Statements

31

Financial Highlights – continued

	Six months ended 3/31/15 (unaudited)		Years ended 9/30
Class 529C			2014	2013	2012	2011	2010

Net asset value, beginning of period	$25.56		$25.41	$21.59	$17.63	$18.88	$16.32
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)		$0.04	$0.06	$0.10	$0.08	$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	0.57		0.24	3.89	3.96	(1.26)	2.61
Total from investment operations	$0.53		$0.28	$3.95	$4.06	$(1.18)	$2.67
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.13)	$(0.13)	$(0.10)	$(0.07)	$(0.11)
Net asset value, end of period (x)	$25.97		$25.56	$25.41	$21.59	$17.63	$18.88
Total return (%) (r)(s)(t)(x)	2.07	(n)	1.09	18.38	23.12	(6.29)	16.45
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.22	(a)	2.21	2.24	2.26	2.28	2.29
Expenses after expense reductions (f)	2.12	(a)	2.14	2.19	2.21	2.26	2.29
Net investment income (loss)	(0.28	)(a)(l)	0.15	0.27	0.51	0.40	0.33
Portfolio turnover	7	(n)	14	15	21	44	34
Net assets at end of period (000 omitted)	$2,053		$2,015	$1,913	$1,494	$1,026	$770

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception, June 1, 2012, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

32

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS International New Discovery Fund (the fund) is a diversified series of MFS Series Trust V (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to

33

Notes to Financial Statements (unaudited) – continued

which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending

34

Notes to Financial Statements (unaudited) – continued

on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$777,516,170	$637,005,436	$—	$1,414,521,606
Japan	584,713,724	268,475,831	—	853,189,555
Germany	276,944,865	50,264,102	—	327,208,967
France	126,020,287	114,924,077	—	240,944,364
Hong Kong	99,157,419	52,862,038	—	152,019,457
Denmark	120,980,845	27,958,407	—	148,939,252
Canada	137,206,961		—	137,206,961
Switzlerand	77,273,424	48,247,086	—	125,520,510
China	51,627,230	60,410,571	—	112,037,801
Other Countries	795,636,397	587,228,379	—	1,382,864,776
Mutual Funds	190,488,543	—	—	190,488,543
Total Investments	$3,237,565,866	$1,847,375,926	$—	$5,084,941,792

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $874,438,248 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $897,739,324 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

35

Notes to Financial Statements (unaudited) – continued

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co. (“Chase”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. Chase provides the fund with indemnification against Borrower default. In the event of Borrower default, Chase will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, Chase assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, Chase is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan with a fair value of $31,928,149 and a related liability of $34,107,128 for cash collateral received on securities loaned, both of which are presented gross in the Statement of Assets and Liabilities. The collateral received on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

36

Notes to Financial Statements (unaudited) – continued

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended March 31, 2015, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to passive foreign investment companies and wash sale loss deferrals.

37

Notes to Financial Statements (unaudited) – continued

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

9/30/14
Ordinary income (including any short-term capital gains)	$56,530,561

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 3/31/15
Cost of investments	$4,083,472,476
Gross appreciation	1,326,693,094
Gross depreciation	(325,223,778)
Net unrealized appreciation (depreciation)	$1,001,469,316

As of 9/30/14
Undistributed ordinary income	61,556,400
Capital loss carryforwards	(151,115,712)
Post-October capital loss deferral	(27,069,243)
Other temporary differences	(6,988,140)
Net unrealized appreciation (depreciation)	958,242,285

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after September 30, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of September 30, 2014, the fund had capital loss carryforwards available to offset future realized gain. Such pre-enactment losses expire as follows:

9/30/18	$(151,115,712)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after

38

Notes to Financial Statements (unaudited) – continued

purchase. The fund’s distributions declared to shareholders as reported in the

Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 3/31/15	Year ended 9/30/14
Class A	$16,965,167	$17,382,127
Class B	27,944	37,531
Class C	706,071	904,534
Class I	24,422,472	20,620,255
Class R1	—	70,238
Class R2	627,682	767,979
Class R3	1,804,986	1,696,140
Class R4	4,763,774	5,187,185
Class R5	12,160,108	9,787,055
Class 529A	69,455	64,627
Class 529B	657	3,281
Class 529C	9,090	9,609
Total	$61,557,406	$56,530,561

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $500 million of average daily net assets	0.975%
Next $4.5 billion of average daily net assets	0.925%
Average daily net assets in excess of $5 billion	0.850%

The investment adviser has agreed in writing to reduce its management fee to 0.90% of average daily net assets in excess of $1 billion up to $3 billion, 0.85% of average daily net assets in excess of $3 billion up to $5 billion, 0.80% of average daily net assets in excess of $5 billion up to $10 billion, and 0.75% of average daily net assets in excess of $10 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until January 31, 2016. For the six months ended March 31, 2015, this management fee reduction amounted to $982,954, which is included in the reduction of total expenses in the Statement of Operations. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended March 31, 2015, this management fee reduction amounted to $158,122, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended March 31, 2015 was equivalent to an annual effective rate of 0.88% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $326,840 and $1,017 for the six months ended March 31, 2015,

39

Notes to Financial Statements (unaudited) – continued

as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively. The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$1,896,318
Class B	0.75%	0.25%	1.00%	1.00%	110,456
Class C	0.75%	0.25%	1.00%	1.00%	894,196
Class R1	0.75%	0.25%	1.00%	1.00%	20,340
Class R2	0.25%	0.25%	0.50%	0.50%	177,308
Class R3	—	0.25%	0.25%	0.25%	195,545
Class 529A	—	0.25%	0.25%	0.20%	7,561
Class 529B	0.75%	0.25%	1.00%	0.99%	2,411
Class 529C	0.75%	0.25%	1.00%	0.99%	10,039
Total Distribution and Service Fees					$3,314,174

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended March 31, 2015 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended March 31, 2015, this rebate amounted to $12,879, $47, $210, $31, $1,399, $23, and $70 for Class A, Class B, Class C, Class R3, Class 529A, Class 529B, and Class 529C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended March 31, 2015, were as follows:

Amount
Class A	$2,345
Class B	14,219
Class C	5,765
Class 529B	—
Class 529C	5

40

Notes to Financial Statements (unaudited) – continued

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD has agreed to waive a portion of this fee in an amount equal to 0.05% of the average daily net assets for each 529 share class. This waiver agreement will expire on January 31, 2016, unless MFD elects to extend the waiver. For the six months ended March 31, 2015, this waiver amounted to $2,134 and is included in the reduction of total expenses in the Statement of Operations. The program manager fee incurred for the six months ended March 31, 2015 was equivalent to an annual effective rate of 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees and waivers for the six months ended March 31, 2015, were as follows:

	Fee	Waiver
Class 529A	$3,024	$1,512
Class 529B	241	120
Class 529C	1,004	502
Total Program Manager Fees and Waivers	$4,269	$2,134

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended March 31, 2015, the fee was $145,360, which equated to 0.0059% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended March 31, 2015, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $2,574,137.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended March 31, 2015 was equivalent to an annual effective rate of 0.0133% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the

41

Notes to Financial Statements (unaudited) – continued

investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB Plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The Retirement Deferral plan resulted in a net decrease in expense of $86 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended March 31, 2015. The liability for deferred retirement benefits payable to certain independent Trustees under the Retirement Deferral plan amounted to $2,707 at March 31, 2015, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – Effective November 1, 2014, this fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. Prior to November 1, 2014, the funds had entered into a service agreement (the Compliance Officer Agreement) which provided for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. Prior to November 1, 2014, Frank L. Tarantino served as the ICCO. Effective October 31, 2014, Mr. Tarantino resigned as ICCO and the Compliance Officer Agreement between the funds and Tarantino LLC was terminated. For the six months ended March 31, 2015, the aggregate fees paid by the fund under these agreements were $9,582 and are included in “Miscellaneous” expense in the Statement of Operations. MFS had agreed to reimburse the fund for a portion of the payments made by the fund for the services under the Compliance Officer Agreements in the amount of $857, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

42

Notes to Financial Statements (unaudited) – continued

(4) Portfolio Securities

For the six months ended March 31, 2015, purchases and sales of investments, other than short-term obligations, aggregated $ 357,451,883 and $489,564,176, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 3/31/15		Year ended 9/30/14
	Shares	Amount	Shares	Amount
Shares sold
Class A	4,769,958	$131,149,056	12,642,057	$358,551,224
Class B	24,581	659,042	78,344	2,140,117
Class C	305,151	7,996,052	864,294	23,374,341
Class I	8,785,604	247,867,309	24,069,078	700,713,130
Class R1	21,972	558,533	88,942	2,339,199
Class R2	368,922	9,867,537	926,207	25,548,471
Class R3	1,012,656	27,590,298	1,664,401	46,708,132
Class R4	1,949,987	53,605,397	3,897,569	110,347,485
Class R5	2,756,691	78,015,839	6,794,689	199,001,515
Class 529A	10,252	278,270	43,876	1,220,416
Class 529B	653	16,669	1,046	27,670
Class 529C	4,489	113,744	16,212	428,066
	20,010,916	$557,717,746	51,086,715	$1,470,399,766

Shares issued to shareholders in reinvestment of distributions
Class A	591,364	$15,966,827	591,977	$16,356,339
Class B	1,028	27,022	1,341	35,984
Class C	23,827	616,176	29,397	778,145
Class I	688,231	19,084,653	557,856	15,831,952
Class R1	—	—	2,728	70,237
Class R2	22,038	580,256	25,679	692,046
Class R3	67,350	1,804,986	61,835	1,696,140
Class R4	165,817	4,472,095	162,867	4,495,126
Class R5	419,437	11,635,178	344,857	9,787,055
Class 529A	2,610	69,455	2,373	64,627
Class 529B	26	657	127	3,281
Class 529C	362	9,090	374	9,609
	1,982,090	$54,266,395	1,781,411	$49,820,541

43

Notes to Financial Statements (unaudited) – continued

	Six months ended 3/31/15		Year ended 9/30/14
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(6,972,314)	$(191,075,259)	(14,648,009)	$(418,106,160)
Class B	(138,222)	(3,683,494)	(460,969)	(12,632,560)
Class C	(673,444)	(17,623,759)	(939,908)	(25,515,095)
Class I	(11,038,449)	(310,868,047)	(13,122,109)	(382,941,595)
Class R1	(167,644)	(4,173,548)	(141,263)	(3,718,620)
Class R2	(811,157)	(21,715,097)	(1,019,578)	(28,231,951)
Class R3	(1,071,497)	(29,209,775)	(1,384,726)	(38,942,143)
Class R4	(1,824,566)	(50,108,488)	(6,575,101)	(186,006,645)
Class R5	(1,347,999)	(37,879,581)	(1,341,749)	(39,431,369)
Class 529A	(14,941)	(403,842)	(32,039)	(895,086)
Class 529B	(3,334)	(86,251)	(11,062)	(293,172)
Class 529C	(4,583)	(115,663)	(13,097)	(343,668)
	(24,068,150)	$(666,942,804)	(39,689,610)	$(1,137,058,064)

Net change
Class A	(1,610,992)	$(43,959,376)	(1,413,975)	$(43,198,597)
Class B	(112,613)	(2,997,430)	(381,284)	(10,456,459)
Class C	(344,466)	(9,011,531)	(46,217)	(1,362,609)
Class I	(1,564,614)	(43,916,085)	11,504,825	333,603,487
Class R1	(145,672)	(3,615,015)	(49,593)	(1,309,184)
Class R2	(420,197)	(11,267,304)	(67,692)	(1,991,434)
Class R3	8,509	185,509	341,510	9,462,129
Class R4	291,238	7,969,004	(2,514,665)	(71,164,034)
Class R5	1,828,129	51,771,436	5,797,797	169,357,201
Class 529A	(2,079)	(56,117)	14,210	389,957
Class 529B	(2,655)	(68,925)	(9,889)	(262,221)
Class 529C	268	7,171	3,489	94,007
	(2,075,144)	$(54,958,663)	13,178,516	$383,162,243

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund, the MFS Growth Allocation Fund, the MFS Aggressive Growth Allocation Fund, and the MFS Moderate Allocation Fund were the owners of record of approximately 9%, 2%, 1%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, and the MFS Lifetime 2055 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a

44

Notes to Financial Statements (unaudited) – continued

syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended March 31, 2015, the fund’s commitment fee and interest expense were $9,745 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	125,995,560	295,545,998	(265,160,143)	156,381,415

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$66,355	$156,381,415

45

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

46

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

March 31, 2015

MFS® RESEARCH FUND

MFR-SEM

MFS® RESEARCH FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

The global economy was in flux early in 2015. Despite a steadily improving labor market, harsh winter weather held back U.S. economic activity. A stronger U.S. dollar has also curtailed export demand and weakened the profits of U.S.-based multinationals.

In the wake of the launch of the European Central Bank’s quantitative easing program and the euro’s sharp decline, the eurozone economy is showing signs of recovery.

In Asia, China and Japan continue to struggle. Chinese manufacturing activity has weakened, and the People’s Bank of China is attempting to ward off further economic slowing through targeted action. Japan’s economy is at risk of sliding back after making initial progress towards its growth and inflation goals.

As always, active risk management is integral to how we at MFS® manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global investment team uses a diversified, multidisciplinary, long-term approach.

Applying proven principles, such as asset allocation and diversification, can best serve investors over the long term. We are confident that this approach can help you as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

May 13, 2015

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Apple, Inc.	3.4%
JPMorgan Chase & Co.	2.1%
Danaher Corp.	2.1%
Visa, Inc., “A”	2.0%
Wells Fargo & Co.	1.8%
Exxon Mobil Corp.	1.8%
Google, Inc., “A”	1.7%
Actavis PLC	1.7%
Roper Industries, Inc.	1.4%
Merck & Co., Inc.	1.3%

Global equity sectors
Technology	18.4%
Financial Services	16.2%
Health Care	15.2%
Capital Goods	14.2%
Consumer Cyclicals	13.3%
Energy	10.8%
Consumer Staples	7.2%
Telecommunications/Cable Television	3.9%

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 3/31/15.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, October 1, 2014 through March 31, 2015

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2014 through March 31, 2015.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/14	Ending Account Value 3/31/15	Expenses Paid During Period (p) 10/01/14-3/31/15
A	Actual	0.81%	$1,000.00	$1,061.50	$4.16
	Hypothetical (h)	0.81%	$1,000.00	$1,020.89	$4.08
B	Actual	1.56%	$1,000.00	$1,057.51	$8.00
	Hypothetical (h)	1.56%	$1,000.00	$1,017.15	$7.85
C	Actual	1.56%	$1,000.00	$1,057.53	$8.00
	Hypothetical (h)	1.56%	$1,000.00	$1,017.15	$7.85
I	Actual	0.56%	$1,000.00	$1,062.97	$2.88
	Hypothetical (h)	0.56%	$1,000.00	$1,022.14	$2.82
R1	Actual	1.56%	$1,000.00	$1,057.67	$8.00
	Hypothetical (h)	1.56%	$1,000.00	$1,017.15	$7.85
R2	Actual	1.06%	$1,000.00	$1,060.17	$5.44
	Hypothetical (h)	1.06%	$1,000.00	$1,019.65	$5.34
R3	Actual	0.81%	$1,000.00	$1,061.44	$4.16
	Hypothetical (h)	0.81%	$1,000.00	$1,020.89	$4.08
R4	Actual	0.56%	$1,000.00	$1,063.04	$2.88
	Hypothetical (h)	0.56%	$1,000.00	$1,022.14	$2.82
R5	Actual	0.48%	$1,000.00	$1,063.44	$2.47
	Hypothetical (h)	0.48%	$1,000.00	$1,022.54	$2.42

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

4

PORTFOLIO OF INVESTMENTS

3/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 99.2%
Issuer	Shares/Par	Value ($)

Aerospace - 3.3%
Honeywell International, Inc.	438,308	$45,719,907
Northrop Grumman Corp.	234,682	37,774,415
Rockwell Collins, Inc.	230,131	22,219,148
United Technologies Corp.	446,260	52,301,672

		$158,015,142
Alcoholic Beverages - 0.9%
Constellation Brands, Inc., “A” (a)	247,591	$28,772,550
Molson Coors Brewing Co.	181,266	13,495,254

		$42,267,804
Apparel Manufacturers - 1.2%
Global Brands Group Holding Ltd. (a)	31,970,000	$6,249,104
Hanesbrands, Inc.	807,068	27,044,849
PVH Corp.	198,190	21,119,126

		$54,413,079
Automotive - 1.1%
Delphi Automotive PLC	424,103	$33,817,973
Harley-Davidson, Inc.	326,702	19,843,879

		$53,661,852
Biotechnology - 2.1%
Alexion Pharmaceuticals, Inc. (a)	239,161	$41,446,601
Biogen, Inc. (a)	135,324	57,139,206

		$98,585,807
Broadcasting - 2.5%
Nielsen Holdings B.V.	528,371	$23,549,495
Time Warner, Inc.	512,357	43,263,425
Twenty-First Century Fox, Inc.	1,476,276	49,957,180

		$116,770,100
Brokerage & Asset Managers - 2.6%
BlackRock, Inc.	105,133	$38,461,857
Evercore Partners, Inc.	516,835	26,699,696
Franklin Resources, Inc.	627,614	32,209,150
NASDAQ OMX Group, Inc.	539,322	27,473,063

		$124,843,766

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Business Services - 2.8%
Accenture PLC, “A”	361,565	$33,875,025
Equifax, Inc.	147,591	13,725,963
Fidelity National Information Services, Inc.	428,298	29,149,962
FleetCor Technologies, Inc. (a)	133,408	20,133,935
Gartner, Inc. (a)	269,719	22,615,938
Global Payments, Inc.	164,147	15,048,997

		$134,549,820
Cable TV - 1.9%
Charter Communications, Inc., “A” (a)	191,441	$36,969,172
Comcast Corp., “Special A”	514,272	28,832,660
Time Warner Cable, Inc.	175,760	26,342,909

		$92,144,741
Chemicals - 0.9%
E.I. du Pont de Nemours & Co.	505,623	$36,136,876
LyondellBasell Industries N.V., “A”	89,683	7,874,167

		$44,011,043
Computer Software - 2.9%
Adobe Systems, Inc. (a)	319,868	$23,651,040
Oracle Corp.	1,200,692	51,809,860
Qlik Technologies, Inc. (a)	525,627	16,362,769
Salesforce.com, Inc. (a)	662,832	44,283,806

		$136,107,475
Computer Software - Systems - 5.8%
Apple, Inc. (s)	1,309,611	$162,954,897
EMC Corp.	2,180,425	55,731,663
Hewlett-Packard Co.	1,420,227	44,254,273
NCR Corp. (a)	384,175	11,337,004

		$274,277,837
Construction - 0.8%
Sherwin-Williams Co.	135,680	$38,600,960

Consumer Products - 2.3%
Colgate-Palmolive Co.	539,746	$37,425,988
Estee Lauder Cos., Inc., “A”	293,880	24,439,061
Newell Rubbermaid, Inc.	838,704	32,768,165
Sensient Technologies Corp.	228,448	15,735,498

		$110,368,712
Consumer Services - 0.6%
Priceline Group, Inc. (a)	25,479	$29,661,378

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Containers - 0.7%
Crown Holdings, Inc. (a)	637,130	$34,417,763

Electrical Equipment - 2.8%
Danaher Corp. (s)	1,174,367	$99,703,758
W.W. Grainger, Inc.	146,933	34,648,271

		$134,352,029
Electronics - 1.6%
Altera Corp.	397,785	$17,068,954
Mellanox Technologies Ltd. (a)	321,171	14,561,893
Microchip Technology, Inc.	467,420	22,856,838
NXP Semiconductors N.V. (a)	236,112	23,696,200

		$78,183,885
Energy - Independent - 4.7%
Anadarko Petroleum Corp.	440,737	$36,497,431
Cabot Oil & Gas Corp.	748,299	22,097,269
EOG Resources, Inc.	566,848	51,974,293
EQT Corp.	202,725	16,799,821
Marathon Petroleum Corp.	267,502	27,389,530
Memorial Resource Development Corp. (a)	1,264,148	22,425,986
Noble Energy, Inc.	431,737	21,111,939
Pioneer Natural Resources Co.	150,218	24,562,145

		$222,858,414
Energy - Integrated - 1.8%
Exxon Mobil Corp. (s)	995,813	$84,644,105

Food & Beverages - 2.6%
Coca-Cola Co.	1,396,898	$56,644,214
General Mills, Inc.	489,807	27,723,076
Mondelez International, Inc.	1,102,325	39,782,909

		$124,150,199
Food & Drug Stores - 0.9%
CVS Health Corp.	417,365	$43,076,242

Gaming & Lodging - 0.3%
Wynn Resorts Ltd.	125,553	$15,804,612

General Merchandise - 1.9%
Dollar Tree, Inc. (a)	369,206	$29,959,221
Kohl’s Corp.	379,128	29,666,766
Target Corp.	372,663	30,584,452

		$90,210,439

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Health Maintenance Organizations - 1.2%
UnitedHealth Group, Inc.	499,537	$59,090,232

Insurance - 2.2%
ACE Ltd.	278,461	$31,045,617
American International Group, Inc.	674,206	36,939,747
MetLife, Inc.	745,157	37,667,686

		$105,653,050
Internet - 4.5%
Facebook, Inc., “A “ (a)	653,068	$53,691,986
Google, Inc., “A” (a)	147,752	81,958,034
Google, Inc., “C” (a)	86,111	47,188,828
LinkedIn Corp., “A” (a)	108,760	27,174,774
Yelp, Inc. (a)	102,004	4,829,889

		$214,843,511
Machinery & Tools - 1.8%
Eaton Corp. PLC	275,599	$18,724,196
Roper Industries, Inc.	389,572	67,006,384

		$85,730,580
Major Banks - 5.7%
Goldman Sachs Group, Inc.	197,081	$37,045,316
JPMorgan Chase & Co.	1,653,110	100,145,404
PNC Financial Services Group, Inc.	250,743	23,379,277
State Street Corp.	343,044	25,224,025
Wells Fargo & Co.	1,558,847	84,801,277

		$270,595,299
Medical & Health Technology & Services - 0.8%
McKesson Corp.	161,787	$36,596,219

Medical Equipment - 4.4%
Abbott Laboratories	1,018,851	$47,203,367
DENTSPLY International, Inc.	340,734	17,339,953
Medtronic PLC	675,505	52,682,635
Stryker Corp.	473,916	43,718,751
Thermo Fisher Scientific, Inc.	373,984	50,241,011

		$211,185,717
Natural Gas - Distribution - 0.5%
Sempra Energy	213,568	$23,283,183

Natural Gas - Pipeline - 0.6%
Williams Cos., Inc.	519,066	$26,259,549

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Network & Telecom - 0.8%
Cisco Systems, Inc.	1,438,037	$39,581,968

Oil Services - 0.9%
Halliburton Co.	350,958	$15,400,037
Schlumberger Ltd.	339,100	28,294,504

		$43,694,541
Other Banks & Diversified Financials - 5.1%
American Express Co.	633,492	$49,488,395
BB&T Corp.	662,565	25,833,409
Discover Financial Services	424,411	23,915,560
MasterCard, Inc., “A”	269,051	23,243,316
PrivateBancorp, Inc.	719,504	25,304,956
Visa, Inc., “A”	1,458,676	95,411,997

		$243,197,633
Pharmaceuticals - 6.7%
Actavis PLC (a)	264,131	$78,610,668
Bristol-Myers Squibb Co.	776,264	50,069,028
Eli Lilly & Co.	701,206	50,942,616
Endo International PLC (a)	346,996	31,125,541
Merck & Co., Inc.	1,094,618	62,918,643
Valeant Pharmaceuticals International, Inc. (a)	215,822	42,866,566

		$316,533,062
Railroad & Shipping - 1.7%
Canadian Pacific Railway Ltd.	117,317	$21,433,816
Union Pacific Corp.	544,027	58,923,564

		$80,357,380
Real Estate - 0.6%
Plum Creek Timber Co. Inc., REIT	612,897	$26,630,375

Restaurants - 1.4%
McDonald’s Corp.	201,978	$19,680,736
YUM! Brands, Inc.	586,784	46,191,637

		$65,872,373
Specialty Chemicals - 1.0%
Albemarle Corp.	354,335	$18,723,061
Axalta Coating Systems Ltd. (a)	165,676	4,575,971
W.R. Grace & Co. (a)	242,663	23,992,091

		$47,291,123

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Specialty Stores - 4.5%
Amazon.com, Inc. (a)	75,652	$28,150,109
American Eagle Outfitters, Inc.	704,203	12,027,787
AutoZone, Inc. (a)	55,793	38,059,753
Bed Bath & Beyond, Inc. (a)	327,529	25,146,039
Burlington Stores, Inc. (a)	345,470	20,527,827
L Brands, Inc.	177,501	16,736,569
Ross Stores, Inc.	239,169	25,198,846
Sally Beauty Holdings, Inc. (a)	526,905	18,109,725
Urban Outfitters, Inc. (a)	666,301	30,416,641

		$214,373,296
Telecommunications - Wireless - 1.0%
American Tower Corp., REIT	341,057	$32,110,517
SBA Communications Corp. (a)	144,159	16,881,019

		$48,991,536
Telephone Services - 1.0%
RigNet, Inc. (a)	337,578	$9,651,355
Verizon Communications, Inc.	746,148	36,285,177

		$45,936,532
Tobacco - 1.4%
Philip Morris International, Inc.	593,486	$44,707,300
Reynolds American, Inc.	326,732	22,515,102

		$67,222,402
Utilities - Electric Power - 2.4%
American Electric Power Co., Inc.	425,798	$23,951,138
CMS Energy Corp.	991,830	34,624,785
Eversource Energy	599,032	30,263,097
NRG Energy, Inc.	910,256	22,929,349

		$111,768,369
Total Common Stocks (Identified Cost, $3,519,083,659)		$4,720,665,134

Money Market Funds - 0.6%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)	29,843,609	$29,843,609
Total Investments (Identified Cost, $3,548,927,268)		$4,750,508,743

Other Assets, Less Liabilities - 0.2%		8,118,511
Net Assets - 100.0%		$4,758,627,254

10

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.
(s)	Security or a portion of the security was pledged to cover collateral requirements for certain derivative contracts.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

At March 31, 2015, the fund had cash collateral of $11,370 and other liquid securities with an aggregate value of $503,584 to cover any commitments for derivative contracts. Cash collateral is comprised of “Deposits with brokers” in the Statement of Assets and Liabilities.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 3/31/15 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $3,519,083,659)	$4,720,665,134
Underlying affiliated funds, at cost and value	29,843,609
Total investments, at value (identified cost, $3,548,927,268)	$4,750,508,743
Deposits with brokers	11,370
Receivables for
Investments sold	4,121,361
Fund shares sold	6,893,771
Interest and dividends	4,870,641
Other assets	48,300
Total assets	$4,766,454,186
Liabilities
Payables for
Investments purchased	$2,032,156
Fund shares reacquired	4,170,934
Payable to affiliates
Investment adviser	115,870
Shareholder servicing costs	1,246,476
Distribution and service fees	27,116
Payable for independent Trustees’ compensation	133,249
Accrued expenses and other liabilities	101,131
Total liabilities	$7,826,932
Net assets	$4,758,627,254
Net assets consist of
Paid-in capital	$3,442,735,479
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	1,201,581,652
Accumulated net realized gain (loss) on investments and foreign currency	105,516,433
Undistributed net investment income	8,793,690
Net assets	$4,758,627,254
Shares of beneficial interest outstanding	122,127,094

12

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$2,244,574,967	57,596,205	$38.97
Class B	29,393,802	814,371	36.09
Class C	139,054,342	3,872,307	35.91
Class I	756,027,159	19,000,596	39.79
Class R1	4,704,286	132,741	35.44
Class R2	34,931,657	920,397	37.95
Class R3	62,266,208	1,606,449	38.76
Class R4	54,833,910	1,407,543	38.96
Class R5	1,432,840,923	36,776,485	38.96

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $41.35 [100 / 94.25 x $38.97]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

13

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 3/31/15 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$36,142,367
Interest	3,173
Dividends from underlying affiliated funds	17,748
Foreign taxes withheld	(23,980)
Total investment income	$36,139,308
Expenses
Management fee	$9,924,410
Distribution and service fees	3,725,274
Shareholder servicing costs	1,785,908
Administrative services fee	329,157
Independent Trustees’ compensation	30,533
Custodian fee	92,431
Shareholder communications	60,006
Audit and tax fees	26,269
Legal fees	18,924
Miscellaneous	135,219
Total expenses	$16,128,131
Fees paid indirectly	(12)
Reduction of expenses by investment adviser and distributor	(46,727)
Net expenses	$16,081,392
Net investment income	$20,057,916
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$141,019,667
Foreign currency	159
Net realized gain (loss) on investments and foreign currency	$141,019,826
Change in unrealized appreciation (depreciation)
Investments	$119,015,481
Translation of assets and liabilities in foreign currencies	214
Net unrealized gain (loss) on investments and foreign currency translation	$119,015,695
Net realized and unrealized gain (loss) on investments and foreign currency	$260,035,521
Change in net assets from operations	$280,093,437

See Notes to Financial Statements

14

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 3/31/15	Year ended 9/30/14
Change in net assets	(unaudited)
From operations
Net investment income	$20,057,916	$33,109,856
Net realized gain (loss) on investments and foreign currency	141,019,826	219,495,840
Net unrealized gain (loss) on investments and foreign currency translation	119,015,695	394,224,072
Change in net assets from operations	$280,093,437	$646,829,768
Distributions declared to shareholders
From net investment income	$(34,715,497)	$(43,890,103)
From net realized gain on investments	(219,198,792)	(77,681,194)
Total distributions declared to shareholders	$(253,914,289)	$(121,571,297)
Change in net assets from fund share transactions	$226,767,215	$120,015,527
Total change in net assets	$252,946,363	$645,273,998
Net assets
At beginning of period	4,505,680,891	3,860,406,893
At end of period (including undistributed net investment income of $8,793,690 and $23,451,271, respectively)	$4,758,627,254	$4,505,680,891

See Notes to Financial Statements

15

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 3/31/15 (unaudited)		Years ended 9/30
Class A			2014	2013	2012	2011	2010

Net asset value, beginning of period	$38.78		$34.33	$28.74	$22.31	$22.43	$20.86
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.24	$0.30	$0.25	$0.20	$0.17
Net realized and unrealized gain (loss) on investments and foreign currency	2.20		5.24	5.51	6.38	(0.15)	1.60
Total from investment operations	$2.35		$5.48	$5.81	$6.63	$0.05	$1.77
Less distributions declared to shareholders
From net investment income	$(0.26)		$(0.35)	$(0.22)	$(0.20)	$(0.17)	$(0.20)
From net realized gain on investments	(1.90)		(0.68)	—	—	—	—
Total distributions declared to shareholders	$(2.16)		$(1.03)	$(0.22)	$(0.20)	$(0.17)	$(0.20)
Net asset value, end of period (x)	$38.97		$38.78	$34.33	$28.74	$22.31	$22.43
Total return (%) (r)(s)(t)(x)	6.15	(n)	16.27	20.36	29.92	0.16	8.54
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.81	(a)	0.81	0.88	0.90	0.90	0.92
Expenses after expense reductions (f)	0.81	(a)	0.80	0.87	0.90	0.90	0.92
Net investment income	0.76	(a)	0.65	0.95	0.97	0.82	0.77
Portfolio turnover	22	(n)	39	46	61	69	73
Net assets at end of period (000 omitted)	$2,244,575		$2,131,106	$1,915,947	$1,541,284	$1,204,531	$1,279,176
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	N/A		0.80	0.87	0.88	0.89	0.92

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 3/31/15 (unaudited)		Years ended 9/30
Class B			2014	2013	2012	2011	2010

Net asset value, beginning of period	$35.95		$31.89	$26.70	$20.70	$20.83	$19.37
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	(w)	$(0.03)	$0.06	$0.05	$0.02	$0.00 (w)
Net realized and unrealized gain (loss) on investments and foreign currency	2.04		4.87	5.13	5.95	(0.15)	1.50
Total from investment operations	$2.04		$4.84	$5.19	$6.00	$(0.13)	$1.50
Less distributions declared to shareholders
From net investment income	$—		$(0.10)	$—	$—	$—	$(0.04)
From net realized gain on investments	(1.90)		(0.68)	—	—	—	—
Total distributions declared to shareholders	$(1.90)		$(0.78)	$—	$—	$—	$(0.04)
Net asset value, end of period (x)	$36.09		$35.95	$31.89	$26.70	$20.70	$20.83
Total return (%) (r)(s)(t)(x)	5.75	(n)	15.41	19.44	28.99	(0.62)	7.77
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.56	(a)	1.56	1.62	1.65	1.65	1.67
Expenses after expense reductions (f)	1.56	(a)	1.55	1.62	1.65	1.65	1.67
Net investment income (loss)	0.00	(a)(w)	(0.09)	0.22	0.22	0.07	0.02
Portfolio turnover	22	(n)	39	46	61	69	73
Net assets at end of period (000 omitted)	$29,394		$29,834	$31,773	$33,019	$34,609	$49,123
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	N/A		1.55	1.62	1.63	1.64	1.67

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 3/31/15 (unaudited)		Years ended 9/30
Class C			2014	2013	2012	2011		2010

Net asset value, beginning of period	$35.79		$31.80	$26.64	$20.68	$20.80		$19.39
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	(w)	$(0.03)	$0.06	$0.05	$0.02		$0.00 (w)
Net realized and unrealized gain (loss) on investments and foreign currency	2.03		4.85	5.12	5.93	(0.14)		1.49
Total from investment operations	$2.03		$4.82	$5.18	$5.98	$(0.12)		$1.49
Less distributions declared to shareholders
From net investment income	$(0.01)		$(0.15)	$(0.02)	$(0.02)	$(0.00	)(w)	$(0.08)
From net realized gain on investments	(1.90)		(0.68)	—	—	—		—
Total distributions declared to shareholders	$(1.91)		$(0.83)	$(0.02)	$(0.02)	$(0.00	)(w)	$(0.08)
Net asset value, end of period (x)	$35.91		$35.79	$31.80	$26.64	$20.68		$20.80
Total return (%) (r)(s)(t)(x)	5.75	(n)	15.40	19.47	28.94	(0.56)		7.69
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.56	(a)	1.56	1.63	1.65	1.65		1.67
Expenses after expense reductions (f)	1.56	(a)	1.55	1.63	1.65	1.65		1.67
Net investment income (loss)	0.01	(a)	(0.10)	0.20	0.22	0.07		0.02
Portfolio turnover	22	(n)	39	46	61	69		73
Net assets at end of period (000 omitted)	$139,054		$129,359	$107,173	$85,428	$72,558		$81,879
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	N/A		1.55	1.62	1.63	1.64		1.67

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 3/31/15 (unaudited)		Years ended 9/30
Class I			2014	2013	2012	2011	2010

Net asset value, beginning of period	$39.59		$35.03	$29.31	$22.75	$22.86	$21.26
Income (loss) from investment operations
Net investment income (d)	$0.20		$0.34	$0.37	$0.33	$0.27	$0.23
Net realized and unrealized gain (loss) on investments and foreign currency	2.25		5.34	5.63	6.50	(0.15)	1.62
Total from investment operations	$2.45		$5.68	$6.00	$6.83	$0.12	$1.85
Less distributions declared to shareholders
From net investment income	$(0.35)		$(0.44)	$(0.28)	$(0.27)	$(0.23)	$(0.25)
From net realized gain on investments	(1.90)		(0.68)	—	—	—	—
Total distributions declared to shareholders	$(2.25)		$(1.12)	$(0.28)	$(0.27)	$(0.23)	$(0.25)
Net asset value, end of period (x)	$39.79		$39.59	$35.03	$29.31	$22.75	$22.86
Total return (%) (r)(s)(x)	6.30	(n)	16.54	20.67	30.27	0.42	8.78
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.56	(a)	0.56	0.64	0.65	0.65	0.67
Expenses after expense reductions (f)	0.56	(a)	0.56	0.64	0.65	0.65	0.67
Net investment income	1.00	(a)	0.90	1.15	1.26	1.07	1.02
Portfolio turnover	22	(n)	39	46	61	69	73
Net assets at end of period (000 omitted)	$756,027		$705,200	$559,067	$237,389	$608,723	$554,786
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	N/A		0.56	0.63	0.63	0.64	0.67

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 3/31/15 (unaudited)		Years ended 9/30
Class R1			2014	2013	2012	2011	2010

Net asset value, beginning of period	$35.35		$31.42	$26.32	$20.42	$20.54	$19.16
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	(w)	$(0.03)	$0.05	$0.05	$0.02	$(0.00	)(w)
Net realized and unrealized gain (loss) on investments and foreign currency	2.01		4.79	5.06	5.87	(0.14)	1.47
Total from investment operations	$2.01		$4.76	$5.11	$5.92	$(0.12)	$1.47
Less distributions declared to shareholders
From net investment income	$(0.02)		$(0.15)	$(0.01)	$(0.02)	$—	$(0.09)
From net realized gain on investments	(1.90)		(0.68)	—	—	—	—
Total distributions declared to shareholders	$(1.92)		$(0.83)	$(0.01)	$(0.02)	$—	$(0.09)
Net asset value, end of period (x)	$35.44		$35.35	$31.42	$26.32	$20.42	$20.54
Total return (%) (r)(s)(x)	5.77	(n)	15.41	19.43	28.99	(0.58)	7.68
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.56	(a)	1.56	1.63	1.65	1.65	1.67
Expenses after expense reductions (f)	1.56	(a)	1.56	1.63	1.65	1.65	1.67
Net investment income (loss)	0.00	(a)(w)	(0.10)	0.19	0.22	0.07	0.02
Portfolio turnover	22	(n)	39	46	61	69	73
Net assets at end of period (000 omitted)	$4,704		$4,422	$3,671	$2,688	$2,434	$2,863
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	N/A		1.56	1.62	1.63	1.64	1.67

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 3/31/15 (unaudited)		Years ended 9/30
Class R2			2014	2013	2012	2011	2010

Net asset value, beginning of period	$37.76		$33.48	$28.07	$21.80	$21.95	$20.43
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.15	$0.21	$0.18	$0.14	$0.11
Net realized and unrealized gain (loss) on investments and foreign currency	2.15		5.10	5.37	6.25	(0.16)	1.58
Total from investment operations	$2.24		$5.25	$5.58	$6.43	$(0.02)	$1.69
Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.29)	$(0.17)	$(0.16)	$(0.13)	$(0.17)
From net realized gain on investments	(1.90)		(0.68)	—	—	—	—
Total distributions declared to shareholders	$(2.05)		$(0.97)	$(0.17)	$(0.16)	$(0.13)	$(0.17)
Net asset value, end of period (x)	$37.95		$37.76	$33.48	$28.07	$21.80	$21.95
Total return (%) (r)(s)(x)	6.02	(n)	15.99	20.01	29.66	(0.13)	8.32
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.06	(a)	1.06	1.13	1.15	1.15	1.17
Expenses after expense reductions (f)	1.06	(a)	1.06	1.13	1.15	1.15	1.17
Net investment income	0.50	(a)	0.40	0.67	0.71	0.57	0.52
Portfolio turnover	22	(n)	39	46	61	69	73
Net assets at end of period (000 omitted)	$34,932		$37,003	$33,970	$17,583	$11,711	$9,733
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	N/A		1.06	1.13	1.13	1.14	1.17

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 3/31/15 (unaudited)		Years ended 9/30
Class R3			2014	2013	2012	2011	2010

Net asset value, beginning of period	$38.57		$34.16	$28.64	$22.24	$22.37	$20.82
Income (loss) from investment operations
Net investment income (d)	$0.14		$0.24	$0.29	$0.26	$0.21	$0.17
Net realized and unrealized gain (loss) on investments and foreign currency	2.20		5.21	5.49	6.35	(0.15)	1.59
Total from investment operations	$2.34		$5.45	$5.78	$6.61	$0.06	$1.76
Less distributions declared to shareholders
From net investment income	$(0.25)		$(0.36)	$(0.26)	$(0.21)	$(0.19)	$(0.21)
From net realized gain on investments	(1.90)		(0.68)	—	—	—	—
Total distributions declared to shareholders	$(2.15)		$(1.04)	$(0.26)	$(0.21)	$(0.19)	$(0.21)
Net asset value, end of period (x)	$38.76		$38.57	$34.16	$28.64	$22.24	$22.37
Total return (%) (r)(s)(x)	6.17(n	)	16.26	20.33	29.93	0.19	8.52
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.81	(a)	0.81	0.88	0.90	0.90	0.93
Expenses after expense reductions (f)	0.81	(a)	0.81	0.88	0.90	0.90	0.92
Net investment income	0.75	(a)	0.65	0.92	0.96	0.84	0.77
Portfolio turnover	22	(n)	39	46	61	69	73
Net assets at end of period (000 omitted)	$62,266		$58,407	$61,690	$35,774	$8,582	$8,954
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	N/A		0.81	0.88	0.89	0.89	0.92

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 3/31/15 (unaudited)		Years ended 9/30
Class R4			2014	2013	2012	2011	2010

Net asset value, beginning of period	$38.81		$34.35	$28.75	$22.32	$22.45	$20.88
Income (loss) from investment operations
Net investment income (d)	$0.19		$0.34	$0.37	$0.32	$0.26	$0.22
Net realized and unrealized gain (loss) on investments and foreign currency	2.22		5.23	5.51	6.38	(0.16)	1.60
Total from investment operations	$2.41		$5.57	$5.88	$6.70	$0.10	$1.82
Less distributions declared to shareholders
From net investment income	$(0.36)		$(0.43)	$(0.28)	$(0.27)	$(0.23)	$(0.25)
From net realized gain on investments	(1.90)		(0.68)	—	—	—	—
Total distributions declared to shareholders	$(2.26)		$(1.11)	$(0.28)	$(0.27)	$(0.23)	$(0.25)
Net asset value, end of period (x)	$38.96		$38.81	$34.35	$28.75	$22.32	$22.45
Total return (%) (r)(s)(x)	6.30	(n)	16.56	20.65	30.27	0.34	8.80
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.56	(a)	0.55	0.63	0.65	0.64	0.67
Expenses after expense reductions (f)	0.56	(a)	0.55	0.63	0.65	0.64	0.67
Net investment income	1.01	(a)	0.90	1.19	1.21	1.02	1.01
Portfolio turnover	22	(n)	39	46	61	69	73
Net assets at end of period (000 omitted)	$54,834		$46,235	$27,088	$20,829	$12,225	$739
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	N/A		0.55	0.62	0.63	0.64	0.67

See Notes to Financial Statements

23

Financial Highlights – continued

	Six months ended 3/31/15 (unaudited)		Years ended 9/30
Class R5 (y)			2014	2013	2012	2011	2010

Net asset value, beginning of period	$38.82		$34.37	$28.75	$22.30	$22.42	$20.86
Income (loss) from investment operations
Net investment income (d)	$0.21		$0.36	$0.40	$0.31	$0.24	$0.20
Net realized and unrealized gain (loss) on investments and foreign currency	2.21		5.23	5.51	6.38	(0.15)	1.60
Total from investment operations	$2.42		$5.59	$5.91	$6.69	$0.09	$1.80
Less distributions declared to shareholders
From net investment income	$(0.38)		$(0.46)	$(0.29)	$(0.24)	$(0.21)	$(0.24)
From net realized gain on investments	(1.90)		(0.68)	—	—	—	—
Total distributions declared to shareholders	$(2.28)		$(1.14)	$(0.29)	$(0.24)	$(0.21)	$(0.24)
Net asset value, end of period (x)	$38.96		$38.82	$34.37	$28.75	$22.30	$22.42
Total return (%) (r)(s)(x)	6.34	(n)	16.62	20.74	30.25	0.31	8.69
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.48	(a)	0.49	0.54	0.60	0.75	0.77
Expenses after expense reductions (f)	0.48	(a)	0.49	0.54	0.60	0.75	0.77
Net investment income	1.09	(a)	0.97	1.28	1.13	0.96	0.93
Portfolio turnover	22	(n)	39	46	61	69	73
Net assets at end of period (000 omitted)	$1,432,841		$1,364,115	$1,120,028	$825,334	$219	$197
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	N/A		0.48	0.54	0.58	0.74	0.77

See Notes to Financial Statements

24

Financial Highlights – continued

(a)	Annualized
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(y)	On May 10, 2012, sales of Class W shares (including exchanges) were suspended. On May 11, 2012, certain Class W shares were automatically converted to Class I shares. Shareholders of certain Class W shares became shareholders of Class I and received Class I shares with a total net asset value equal to their Class W shares at the time of the conversion. On May 30, 2012, remaining Class W shares, which represented MFS seed money, were redesignated Class R5. Class R5 shares are generally available only to certain eligible retirement plans and to funds distributed by MFD. Class R5 shares do not pay a 12b-1 distribution fee or sub-accounting costs. On June 1, 2012, Class R5 shares were offered for sale to the public.

See Notes to Financial Statements

25

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Research Fund (the fund) is a diversified series of MFS Series Trust V (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity

26

Notes to Financial Statements (unaudited) – continued

securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending

27

Notes to Financial Statements (unaudited) – continued

on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$4,626,419,448	$—	$—	$4,626,419,448
Canada	64,300,382	—	—	64,300,382
Netherlands	23,696,200	—	—	23,696,200
Hong Kong	—	6,249,104	—	6,249,104
Mutual Funds	29,843,609	—	—	29,843,609
Total Investments	$4,744,259,639	$6,249,104	$—	$4,750,508,743

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $6,249,104 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and

28

Notes to Financial Statements (unaudited) – continued

losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were purchased options. The fund’s period end derivatives, as presented in the Portfolio of Investments, generally are indicative of the volume of its derivative activity during the period.

At March 31, 2015, the fund did not have any outstanding derivative instruments.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended March 31, 2015 as reported in the Statement of Operations:

Risk	Investments (Purchased Options)
Equity	$(506,331)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended March 31, 2015 as reported in the Statement of Operations:

Risk	Investments (Purchased Options)
Equity	$(525,392)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives

29

Notes to Financial Statements (unaudited) – continued

(i.e., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (i.e., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Purchased Options – The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Security Loans – Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co. (“Chase”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. Chase provides the fund with indemnification against Borrower default. In the event of Borrower default, Chase will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, Chase assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, Chase is responsible for the shortfall, but only to the extent that

30

Notes to Financial Statements (unaudited) – continued

such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At March 31, 2015, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended March 31, 2015, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries

31

Notes to Financial Statements (unaudited) – continued

in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

9/30/14
Ordinary income (including any short-term capital gains)	$48,900,693
Long-term capital gains	72,670,604
Total distributions	$121,571,297

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 3/31/15
Cost of investments	$3,550,567,013
Gross appreciation	1,232,675,270
Gross depreciation	(32,733,540)
Net unrealized appreciation (depreciation)	$1,199,941,730

As of 9/30/14
Undistributed ordinary income	54,025,324
Undistributed long-term capital gain	155,088,079
Other temporary differences	(327,025)
Net unrealized appreciation (depreciation)	1,080,926,249

The aggregate cost above includes prior year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to

32

Notes to Financial Statements (unaudited) – continued

differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 3/31/15	Year ended 9/30/14	Six months ended 3/31/15	Year ended 9/30/14
Class A	$14,038,385	$19,451,208	$103,136,672	$38,073,954
Class B	—	93,400	1,551,839	656,471
Class C	40,600	505,888	6,956,132	2,379,834
Class I	6,426,546	7,306,546	34,500,958	11,477,084
Class R1	2,624	17,737	241,733	81,284
Class R2	137,750	305,384	1,753,197	710,407
Class R3	404,851	643,254	3,022,819	1,237,629
Class R4	454,137	358,515	2,416,964	569,105
Class R5	13,210,604	15,208,171	65,618,478	22,495,426
Total	$34,715,497	$43,890,103	$219,198,792	$77,681,194

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.43% of the fund’s average daily net assets.

The investment adviser has agreed in writing to reduce its management fee to 0.40% of average daily net assets in excess of $5 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until January 31, 2016. For the six months ended March 31, 2015, the fund’s average daily net assets did not exceed $5 billion and therefore, the management fee was not reduced in accordance with this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $88,779 for the six months ended March 31, 2015, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

33

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$2,717,509
Class B	0.75%	0.25%	1.00%	1.00%	148,335
Class C	0.75%	0.25%	1.00%	1.00%	671,643
Class R1	0.75%	0.25%	1.00%	1.00%	22,958
Class R2	0.25%	0.25%	0.50%	0.50%	88,432
Class R3	—	0.25%	0.25%	0.25%	76,397
Total Distribution and Service Fees					$3,725,274

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended March 31, 2015 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended March 31, 2015, this rebate amounted to $43,998, $640, and $1,327 for Class A, Class B, and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended March 31, 2015, were as follows:

Amount
Class A	$5,252
Class B	16,388
Class C	3,687

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended March 31, 2015, the fee was $270,234, which equated to 0.0117% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended March 31, 2015, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,515,674.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these

34

Notes to Financial Statements (unaudited) – continued

services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended March 31, 2015 was equivalent to an annual effective rate of 0.0143% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $2,116 and the Retirement Deferral plan resulted in an expense of $4,426. Both amounts are included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended March 31, 2015. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $99,843 at March 31, 2015, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Deferred Trustee Compensation – Under a Deferred Compensation Plan (the “Plan”), independent Trustees previously were allowed to elect to defer receipt of all or a portion of their annual compensation. Effective January 1, 2005, the Board elected to no longer allow Trustees to defer receipt of future compensation under the Plan. Amounts deferred under the Plan are invested in shares of certain MFS Funds selected by the independent Trustees as notional investments. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan. Included in “Other assets” and “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities is $28,629 of deferred Trustees’ compensation. There is no current year expense associated with the Plan.

Other – Effective November 1, 2014, this fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any

35

Notes to Financial Statements (unaudited) – continued

time under the terms of the ISO Agreement. Prior to November 1, 2014, the funds had entered into a service agreement (the Compliance Officer Agreement) which provided for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. Prior to November 1, 2014, Frank L. Tarantino served as the ICCO. Effective October 31, 2014, Mr. Tarantino resigned as ICCO and the Compliance Officer Agreement between the funds and Tarantino LLC was terminated. For the six months ended March 31, 2015, the aggregate fees paid by the fund under these agreements were $8,648 and are included in “Miscellaneous” expense in the Statement of Operations. MFS had agreed to reimburse the fund for a portion of the payments made by the fund for the services under the Compliance Officer Agreement in the amount of $762, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

For the six months ended March 31, 2015, purchases and sales of investments, other than purchased option transactions and short-term obligations, aggregated $991,985,286 and $999,162,895, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 3/31/15		Year ended 9/30/14
	Shares	Amount	Shares	Amount
Shares sold
Class A	4,065,186	$157,429,752	6,913,906	$255,347,730
Class B	60,010	2,153,328	81,793	2,808,375
Class C	305,046	10,878,686	594,647	20,272,178
Class I	2,995,412	117,779,180	7,655,875	286,081,137
Class R1	8,408	297,780	22,968	783,379
Class R2	53,684	2,020,369	205,342	7,349,923
Class R3	198,447	7,756,485	338,940	12,369,380
Class R4	239,741	9,290,703	800,176	29,713,452
Class R5	1,193,369	45,573,401	3,126,935	113,714,538
	9,119,303	$353,179,684	19,740,582	$728,440,092

36

Notes to Financial Statements (unaudited) – continued

	Six months ended 3/31/15		Year ended 9/30/14
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	2,897,856	$110,871,993	1,528,023	$53,816,975
Class B	42,330	1,503,144	22,062	724,749
Class C	172,606	6,098,154	75,079	2,455,190
Class I	1,035,069	40,409,106	518,785	18,619,191
Class R1	7,008	244,357	3,066	99,020
Class R2	45,614	1,700,950	26,869	923,482
Class R3	89,764	3,416,436	53,579	1,877,419
Class R4	75,120	2,871,101	26,360	927,620
Class R5	2,062,509	78,829,082	1,071,734	37,703,597
	6,427,876	$245,944,323	3,325,557	$117,147,243

Shares reacquired
Class A	(4,324,803)	$(167,615,701)	(9,295,999)	$(344,285,399)
Class B	(117,813)	(4,220,751)	(270,232)	(9,293,630)
Class C	(220,038)	(7,835,641)	(425,527)	(14,640,845)
Class I	(2,841,391)	(111,594,444)	(6,324,155)	(243,431,715)
Class R1	(7,769)	(275,499)	(17,761)	(598,543)
Class R2	(158,870)	(6,003,217)	(266,757)	(9,708,848)
Class R3	(195,889)	(7,512,954)	(684,218)	(25,393,252)
Class R4	(98,561)	(3,788,854)	(423,760)	(16,201,561)
Class R5	(1,615,196)	(63,509,731)	(1,651,122)	(62,018,015)
	(9,580,330)	$(372,356,792)	(19,359,531)	$(725,571,808)

Net change
Class A	2,638,239	$100,686,044	(854,070)	$(35,120,694)
Class B	(15,473)	(564,279)	(166,377)	(5,760,506)
Class C	257,614	9,141,199	244,199	8,086,523
Class I	1,189,090	46,593,842	1,850,505	61,268,613
Class R1	7,647	266,638	8,273	283,856
Class R2	(59,572)	(2,281,898)	(34,546)	(1,435,443)
Class R3	92,322	3,659,967	(291,699)	(11,146,453)
Class R4	216,300	8,372,950	402,776	14,439,511
Class R5	1,640,682	60,892,752	2,547,547	89,400,120
	5,966,849	$226,767,215	3,706,608	$120,015,527

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, the MFS Growth Allocation Fund, the MFS Conservative Allocation Fund, the MFS Aggressive Growth Allocation Fund, the MFS Lifetime 2030 Fund, and the MFS Lifetime 2040 Fund were the owners of record of approximately 11%, 9%, 4%, 3%, 1% and 1% respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime Income Fund, the MFS Lifetime 2015 Fund, the MFS Lifetime 2020 Fund,

37

Notes to Financial Statements (unaudited) – continued

the MFS Lifetime 2025 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund and the MFS Lifetime 2055 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended March 31, 2015, the fund’s commitment fee and interest expense were $8,306 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	35,567,026	254,602,444	(260,325,861)	29,843,609

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$17,748	$29,843,609

38

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

39

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

March 31, 2015

MFS® TOTAL RETURN FUND

MTR-SEM

MFS® TOTAL RETURN FUND

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

The global economy was in flux early in 2015. Despite a steadily improving labor market, harsh winter weather held back U.S. economic activity. A stronger U.S. dollar has also curtailed export demand and weakened the profits of U.S.-based multinationals.

In the wake of the launch of the European Central Bank’s quantitative easing program and the euro’s sharp decline, the eurozone economy is showing signs of recovery.

In Asia, China and Japan continue to struggle. Chinese manufacturing activity has weakened, and the People’s Bank of China is attempting to ward off further economic slowing through targeted action. Japan’s economy is at risk of sliding back after making initial progress towards its growth and inflation goals.

As always, active risk management is integral to how we at MFS® manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global investment team uses a diversified, multidisciplinary, long-term approach.

Applying proven principles, such as asset allocation and diversification, can best serve investors over the long term. We are confident that this approach can help you as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

May 13, 2015

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
U.S. Treasury Notes, 0.875%, 12/31/16	2.9%
U.S. Treasury Bonds, 4.5%, 8/15/39	2.6%
JPMorgan Chase & Co.	2.3%
U.S. Treasury Notes, 3.125%, 5/15/21	2.3%
Fannie Mae, 4%, 30 Years	1.8%
Wells Fargo & Co.	1.7%
Johnson & Johnson	1.4%
Philip Morris International, Inc.	1.4%
CVS Health Corp.	1.2%
Fannie Mae, 3.5%, 30 Years	1.2%

Composition including fixed income credit quality (a)(i)
AAA	1.2%
AA	1.2%
A	5.0%
BBB	6.4%
BB	0.2%
CCC	0.1%
C	0.1%
U.S. Government	13.3%
Federal Agencies	11.2%
Not Rated (o)	0.0%
Non-Fixed Income	59.5%
Cash & Other	1.8%

Equity sectors
Financial Services	13.7%
Health Care	8.1%
Industrial Goods & Services	5.6%
Consumer Staples	5.5%
Technology	4.9%
Energy	4.1%
Retailing	3.9%
Leisure	3.9%
Utilities & Communications	3.5%
Basic Materials	2.9%
Autos & Housing	1.6%
Special Products & Services	1.1%
Transportation	0.7%

Fixed income sectors (i)
U.S. Treasury Securities	13.3%
Mortgage-Backed Securities	10.9%
Investment Grade Corporates	10.5%
Commercial Mortgage-Backed Securities	1.6%
Emerging Markets Bonds	0.7%
Non-U.S. Government Bonds	0.5%
Collateralized Debt Obligations	0.3%
U.S. Government Agencies	0.3%
High Yield Corporates	0.3%
Asset-Backed Securities	0.3%
Residential Mortgage-Backed Securities (o)	0.0%
Municipal Bonds (o)	0.0%

Portfolio Composition – continued

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and commodities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(o)	Less than 0.1%.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 3/31/15.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, October 1, 2014 through March 31, 2015

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2014 through March 31, 2015.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/14	Ending Account Value 3/31/15	Expenses Paid During Period (p) 10/01/14-3/31/15
A	Actual	0.73%	$1,000.00	$1,042.04	$3.72
	Hypothetical (h)	0.73%	$1,000.00	$1,021.29	$3.68
B	Actual	1.49%	$1,000.00	$1,038.08	$7.57
	Hypothetical (h)	1.49%	$1,000.00	$1,017.50	$7.49
C	Actual	1.49%	$1,000.00	$1,038.53	$7.57
	Hypothetical (h)	1.49%	$1,000.00	$1,017.50	$7.49
I	Actual	0.49%	$1,000.00	$1,043.88	$2.50
	Hypothetical (h)	0.49%	$1,000.00	$1,022.49	$2.47
R1	Actual	1.49%	$1,000.00	$1,038.21	$7.57
	Hypothetical (h)	1.49%	$1,000.00	$1,017.50	$7.49
R2	Actual	0.99%	$1,000.00	$1,040.62	$5.04
	Hypothetical (h)	0.99%	$1,000.00	$1,020.00	$4.99
R3	Actual	0.74%	$1,000.00	$1,042.00	$3.77
	Hypothetical (h)	0.74%	$1,000.00	$1,021.24	$3.73
R4	Actual	0.49%	$1,000.00	$1,043.83	$2.50
	Hypothetical (h)	0.49%	$1,000.00	$1,022.49	$2.47
R5	Actual	0.41%	$1,000.00	$1,043.70	$2.09
	Hypothetical (h)	0.41%	$1,000.00	$1,022.89	$2.07
529A	Actual	0.77%	$1,000.00	$1,041.93	$3.92
	Hypothetical (h)	0.77%	$1,000.00	$1,021.09	$3.88
529B	Actual	1.54%	$1,000.00	$1,038.39	$7.83
	Hypothetical (h)	1.54%	$1,000.00	$1,017.25	$7.75
529C	Actual	1.53%	$1,000.00	$1,038.33	$7.78
	Hypothetical (h)	1.53%	$1,000.00	$1,017.30	$7.70

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class A and Class 529A shares, this rebate reduced the expense ratios above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

PORTFOLIO OF INVESTMENTS

3/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 59.3%
Issuer	Shares/Par	Value ($)

Aerospace - 3.1%
General Dynamics Corp.	96,310	$13,072,140
Honeywell International, Inc.	564,389	58,871,417
Lockheed Martin Corp.	292,593	59,384,675
Northrop Grumman Corp.	169,991	27,361,751
United Technologies Corp.	499,329	58,521,359

		$217,211,342
Airlines - 0.1%
Copa Holdings S.A., “A”	43,899	$4,432,482

Alcoholic Beverages - 0.4%
Diageo PLC	1,016,917	$28,050,458

Automotive - 1.4%
Delphi Automotive PLC	302,408	$24,114,014
General Motors Co.	271,510	10,181,625
Johnson Controls, Inc.	613,260	30,932,834
Kia Motors Corp.	213,240	8,662,501
LKQ Corp. (a)	203,824	5,209,741
Magna International, Inc.	441,240	23,588,773

		$102,689,488
Broadcasting - 1.6%
Omnicom Group, Inc.	316,952	$24,715,917
Time Warner, Inc.	404,324	34,141,119
Twenty-First Century Fox, Inc.	312,830	10,586,167
Viacom, Inc., “B”	130,030	8,881,049
Walt Disney Co.	324,494	34,036,176

		$112,360,428
Brokerage & Asset Managers - 0.9%
BlackRock, Inc.	71,322	$26,092,440
Franklin Resources, Inc.	519,387	26,654,941
NASDAQ OMX Group, Inc.	222,588	11,338,633

		$64,086,014
Business Services - 1.1%
Accenture PLC, “A”	589,342	$55,215,452
Equifax, Inc.	35,819	3,331,167
Fidelity National Information Services, Inc.	114,275	7,777,557

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Business Services - continued
Fiserv, Inc. (a)	139,331	$11,062,881

		$77,387,057
Cable TV - 1.4%
Comcast Corp., “Special A”	1,171,375	$65,673,139
Time Warner Cable, Inc.	209,941	31,465,957

		$97,139,096
Chemicals - 2.1%
3M Co.	313,048	$51,637,268
Celanese Corp.	141,760	7,918,714
E.I. du Pont de Nemours & Co.	143,549	10,259,447
LyondellBasell Industries N.V., “A”	373,990	32,836,322
PPG Industries, Inc.	192,934	43,514,334

		$146,166,085
Computer Software - 1.0%
Aspen Technology, Inc. (a)	148,370	$5,710,761
CA, Inc.	273,780	8,927,966
Microsoft Corp.	476,200	19,359,911
Oracle Corp.	641,938	27,699,625
Symantec Corp.	436,100	10,189,477

		$71,887,740
Computer Software - Systems - 1.1%
Apple, Inc.	147,994	$18,414,893
EMC Corp.	250,251	6,396,416
Hewlett-Packard Co.	288,477	8,988,943
International Business Machines Corp.	235,529	37,802,405
Sabre Corp.	331,660	8,059,338

		$79,661,995
Construction - 0.2%
Stanley Black & Decker, Inc.	130,330	$12,428,269

Consumer Products - 0.6%
Newell Rubbermaid, Inc.	63,902	$2,496,651
Procter & Gamble Co.	439,896	36,045,078
Reckitt Benckiser Group PLC	90,643	7,768,481

		$46,310,210
Containers - 0.1%
Crown Holdings, Inc. (a)	143,400	$7,746,468

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electrical Equipment - 1.5%
Danaher Corp.	651,149	$55,282,550
Pentair PLC	190,659	11,990,545
Siemens AG	112,163	12,144,749
Tyco International PLC	592,992	25,534,236

		$104,952,080
Electronics - 1.7%
Broadcom Corp., “A”	752,290	$32,570,396
Hoya Corp.	216,100	8,668,637
Intel Corp.	261,240	8,168,975
Microchip Technology, Inc.	675,768	33,045,055
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	455,380	10,692,322
Texas Instruments, Inc.	488,703	27,946,481

		$121,091,866
Energy - Independent - 1.7%
Anadarko Petroleum Corp.	201,597	$16,694,248
Canadian Natural Resources Ltd.	173,729	5,335,218
EOG Resources, Inc.	201,838	18,506,526
EQT Corp.	108,134	8,961,065
Marathon Petroleum Corp.	109,240	11,185,084
Noble Energy, Inc.	296,145	14,481,491
Occidental Petroleum Corp.	287,140	20,961,220
Valero Energy Corp.	354,150	22,531,023

		$118,655,875
Energy - Integrated - 1.9%
Chevron Corp.	454,837	$47,748,788
Exxon Mobil Corp.	791,296	67,260,160
Petroleo Brasileiro S.A., ADR	987,440	6,013,510
Royal Dutch Shell PLC, “A”	534,907	15,896,820

		$136,919,278
Food & Beverages - 1.8%
Archer Daniels Midland Co.	20,215	$958,191
Coca-Cola Co.	200,276	8,121,192
Danone S.A.	254,168	17,113,679
Dr Pepper Snapple Group, Inc.	35,341	2,773,562
General Mills, Inc.	804,553	45,537,700
Ingredion, Inc.	76,020	5,915,876
Kellogg Co.	61,474	4,054,210
Mondelez International, Inc.	217,822	7,861,196
Nestle S.A.	494,841	37,375,313

		$129,710,919

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Drug Stores - 1.6%
CVS Health Corp.	817,163	$84,339,393
Kroger Co.	419,939	32,192,524

		$116,531,917
Gaming & Lodging - 0.1%
Hilton Worldwide Holdings, Inc. (a)	216,317	$6,407,310

General Merchandise - 1.7%
Kohl’s Corp.	707,263	$55,343,330
Target Corp.	756,456	62,082,344

		$117,425,674
Health Maintenance Organizations - 0.3%
Cigna Corp.	94,399	$12,219,007
Health Net, Inc. (a)	112,820	6,824,482

		$19,043,489
Insurance - 4.0%
ACE Ltd.	362,918	$40,461,728
American International Group, Inc.	105,980	5,806,644
Aon PLC	295,112	28,366,165
Chubb Corp.	107,510	10,869,261
Delta Lloyd N.V.	585,760	11,013,672
Everest Re Group Ltd.	20,508	3,568,392
MetLife, Inc.	1,299,519	65,690,685
Prudential Financial, Inc.	342,732	27,524,807
Suncorp Group Ltd.	960,390	9,853,743
Travelers Cos., Inc.	370,731	40,087,143
Validus Holdings Ltd.	431,520	18,166,992
Zurich Insurance Group AG	53,891	18,261,274

		$279,670,506
Internet - 0.7%
Facebook, Inc., “A“ (a)	509,190	$41,863,056
Google, Inc., “A” (a)	16,845	9,343,922

		$51,206,978
Leisure & Toys - 0.3%
Electronic Arts, Inc. (a)	88,430	$5,201,010
Hasbro, Inc.	222,737	14,085,888
Mattel, Inc.	53,740	1,227,959

		$20,514,857

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Machinery & Tools - 1.1%
Allison Transmission Holdings, Inc.	226,548	$7,235,943
Caterpillar, Inc.	53,220	4,259,197
Cummins, Inc.	118,218	16,389,744
Eaton Corp. PLC	318,493	21,638,414
Illinois Tool Works, Inc.	258,066	25,068,531

		$74,591,829
Major Banks - 6.7%
Bank of America Corp.	1,072,940	$16,512,547
Bank of New York Mellon Corp.	990,383	39,853,012
BOC Hong Kong Holdings Ltd.	1,341,500	4,784,490
Goldman Sachs Group, Inc.	258,500	48,590,245
HSBC Holdings PLC	769,874	6,555,258
JPMorgan Chase & Co.	2,696,355	163,345,186
Morgan Stanley	345,407	12,327,576
PNC Financial Services Group, Inc.	208,345	19,426,088
State Street Corp.	389,146	28,613,905
Sumitomo Mitsui Financial Group, Inc.	361,000	13,833,257
Wells Fargo & Co.	2,155,338	117,250,387

		$471,091,951
Medical & Health Technology & Services - 0.5%
AmerisourceBergen Corp.	64,870	$7,373,773
Express Scripts Holding Co. (a)	301,756	26,183,368

		$33,557,141
Medical Equipment - 2.1%
Abbott Laboratories	838,579	$38,851,365
Medtronic PLC	601,258	46,892,111
St. Jude Medical, Inc.	357,029	23,349,697
Thermo Fisher Scientific, Inc.	315,009	42,318,309

		$151,411,482
Metals & Mining - 0.2%
Rio Tinto PLC	309,640	$12,649,424
Vale S.A., ADR (l)	841,400	4,753,910

		$17,403,334
Natural Gas - Distribution - 0.2%
GDF SUEZ	579,695	$11,472,150

Natural Gas - Pipeline - 0.2%
Williams Cos., Inc.	319,967	$16,187,131

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Network & Telecom - 0.3%
Cisco Systems, Inc.	682,040	$18,773,151

Oil Services - 0.5%
Baker Hughes, Inc.	44,205	$2,810,554
Ensco PLC, “A”	724,980	15,275,329
Schlumberger Ltd.	176,577	14,733,585

		$32,819,468
Other Banks & Diversified Financials - 1.6%
American Express Co.	283,014	$22,109,054
BB&T Corp.	302,666	11,800,947
Citigroup, Inc.	237,464	12,234,145
Discover Financial Services	283,000	15,947,050
SunTrust Banks, Inc.	153,429	6,304,398
U.S. Bancorp	620,441	27,094,658
Visa, Inc., “A”	317,148	20,744,651

		$116,234,903
Pharmaceuticals - 5.2%
Actavis PLC (a)	49,608	$14,764,333
Bayer AG	63,113	9,483,057
Bristol-Myers Squibb Co.	752,424	48,531,348
Eli Lilly & Co.	616,200	44,766,930
Indivior PLC (a)	90,643	255,474
Johnson & Johnson	967,082	97,288,449
Merck & Co., Inc.	1,330,886	76,499,327
Novartis AG	48,430	4,791,670
Pfizer, Inc.	1,655,405	57,591,540
Roche Holding AG	13,894	3,833,074
Valeant Pharmaceuticals International, Inc. (a)	45,742	9,085,276

		$366,890,478
Printing & Publishing - 0.1%
McGraw-Hill Cos., Inc.	68,917	$7,126,018
Time, Inc.	15,506	347,955

		$7,473,973
Railroad & Shipping - 0.2%
Canadian National Railway Co.	125,596	$8,398,605
Union Pacific Corp.	70,323	7,616,684

		$16,015,289
Real Estate - 0.5%
Iron Mountain, Inc., REIT	205,840	$7,509,043
Medical Properties Trust, Inc., REIT	506,630	7,467,726

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Real Estate - continued
Starwood Property Trust, Inc., REIT	296,390	$7,202,277
WP GLIMCHER, Inc., REIT	689,580	11,467,715

		$33,646,761
Restaurants - 0.4%
McDonald’s Corp.	183,493	$17,879,558
YUM! Brands, Inc.	158,380	12,467,674

		$30,347,232
Specialty Chemicals - 0.4%
Axalta Coating Systems Ltd. (a)	274,251	$7,574,813
Marine Harvest A.S.A.	1,040,960	11,959,339
Praxair, Inc.	50,699	6,121,397

		$25,655,549
Specialty Stores - 0.6%
Advance Auto Parts, Inc.	47,713	$7,142,159
Bed Bath & Beyond, Inc. (a)	49,700	3,815,718
Best Buy Co., Inc.	380,670	14,385,519
L Brands, Inc.	150,750	14,214,218
Staples, Inc.	291,919	4,753,901

		$44,311,515
Telecommunications - Wireless - 0.1%
Vodafone Group PLC	2,290,342	$7,489,774

Telephone Services - 1.7%
AT&T, Inc.	316,374	$10,329,611
CenturyLink, Inc.	299,620	10,351,871
Frontier Communications Corp.	3,189,620	22,486,821
TDC A.S.	1,091,566	7,823,100
Telecom Italia S.p.A.	6,115,113	5,753,366
Telefonica Brasil S.A., ADR	283,210	4,330,281
Verizon Communications, Inc.	1,167,059	56,754,079
Windstream Holdings, Inc. (l)	421,180	3,116,732

		$120,945,861
Tobacco - 2.6%
Altria Group, Inc.	559,170	$27,969,683
Imperial Tobacco Group PLC	64,521	2,832,384
Japan Tobacco, Inc.	613,300	19,377,773
Lorillard, Inc.	528,173	34,516,106
Philip Morris International, Inc.	1,280,612	96,468,502

		$181,164,448

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Trucking - 0.4%
United Parcel Service, Inc., “B”	297,254	$28,815,803

Utilities - Electric Power - 1.3%
American Electric Power Co., Inc.	318,240	$17,901,000
Duke Energy Corp.	202,285	15,531,442
Edison International	76,680	4,790,200
NRG Energy, Inc.	284,763	7,173,180
PG&E Corp.	197,506	10,481,643
PPL Corp.	734,091	24,709,503
Public Service Enterprise Group, Inc.	195,145	8,180,478

		$88,767,446
Total Common Stocks (Identified Cost, $2,906,977,745)		$4,184,754,550

Bonds - 38.4%
Agency - Other - 0.1%
Financing Corp., 9.65%, 11/02/18	$2,850,000	$3,687,663

Asset-Backed & Securitized - 2.2%
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.778%, 12/28/40 (z)	$5,881,956	$3,544,377
BlackRock Capital Finance LP, 7.75%, 9/25/26 (z)	463,222	24,461
Cent LP, 2013-17A, “A1”, CLO, FRN, 1.555%, 1/30/25 (z)	5,792,000	5,725,496
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49	7,105,112	7,480,241
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/48	7,000,000	7,299,243
Credit Suisse Mortgage Capital Certificate, FRN, 5.695%, 9/15/40	11,759,829	12,629,680
Dryden Senior Loan Fund, 2013-26A, “A”, CLO, FRN, 1.353%, 7/15/25 (z)	7,443,000	7,346,903
Ford Credit Auto Owner Trust, 2014-1, “A”, 2.26%, 11/15/25 (n)	3,369,000	3,431,451
Ford Credit Auto Owner Trust, 2014-2, “A”, 2.31%, 4/15/26 (n)	3,092,000	3,149,783
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 10/25/36	2,370,102	2,320,995
Goldman Sachs Mortgage Securities Corp., FRN, 5.796%, 8/10/45	19,494,408	21,052,128
ING Investment Management Ltd., 2013-2A, “A1”, CLO, FRN, 1.406%, 4/25/25 (z)	6,757,000	6,670,004
JPMorgan Chase Commercial Mortgage Securities Corp., 4.78%, 7/15/42	828,000	829,235
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.938%, 2/15/51	672,985	673,901
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.775%, 6/15/49	13,257,080	14,175,782

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Asset-Backed & Securitized - continued
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 4.948%, 9/12/37	$1,200,000	$1,211,164
Merrill Lynch Mortgage Trust, “A3”, FRN, 5.837%, 6/12/50	559,594	560,399
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.735%, 6/12/50	22,737,134	24,518,975
Morgan Stanley Capital I, Inc., FRN, 1.121%, 11/15/30 (i)(n)	12,308,132	268,428
Race Point CLO Ltd., “A1A”, FRN, 0.455%, 8/01/21 (n)	2,778,055	2,767,501
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 12/25/35	5,502,448	4,463,234
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 5.964%, 2/15/51	9,330,226	9,951,778
Wachovia Bank Commercial Mortgage Trust, FRN, 5.707%, 6/15/49	13,568,423	14,509,841

		$154,605,000
Automotive - 0.2%
Nissan Motor Acceptance Corp., 2.35%, 3/04/19 (n)	$2,097,000	$2,135,121
Toyota Motor Credit Corp., 3.2%, 6/17/15	3,480,000	3,501,172
Toyota Motor Credit Corp., 3.4%, 9/15/21	4,890,000	5,200,046
Volkswagen International Finance N.V., 2.375%, 3/22/17 (n)	4,856,000	4,968,174

		$15,804,513
Biotechnology - 0.1%
Life Technologies Corp., 6%, 3/01/20	$3,000,000	$3,464,679
Life Technologies Corp., 5%, 1/15/21	3,000,000	3,350,349

		$6,815,028
Broadcasting - 0.2%
Discovery Communications, Inc., 4.875%, 4/01/43	$3,740,000	$3,907,990
Grupo Televisa S.A.B., 5%, 5/13/45	1,839,000	1,914,125
News America, Inc., 8.5%, 2/23/25	5,903,000	8,051,356

		$13,873,471
Cable TV - 0.3%
Comcast Corp., 2.85%, 1/15/23	$6,030,000	$6,131,437
DIRECTV Holdings LLC, 4.6%, 2/15/21	3,220,000	3,520,996
Time Warner Entertainment Co. LP, 8.375%, 7/15/33	7,170,000	10,515,207

		$20,167,640
Computer Software - Systems - 0.0%
Apple, Inc., 3.85%, 5/04/43	$2,060,000	$2,092,534

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Conglomerates - 0.1%
ABB Finance (USA), Inc., 2.875%, 5/08/22	$1,772,000	$1,808,042
General Electric Co., 2.7%, 10/09/22	5,120,000	5,207,567

		$7,015,609
Consumer Products - 0.1%
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/23 (n)	$6,003,000	$6,355,346

Defense Electronics - 0.1%
BAE Systems Holdings, Inc., 5.2%, 8/15/15 (n)	$3,942,000	$4,004,575

Emerging Market Quasi-Sovereign - 0.3%
CNOOC Finance (2012) Ltd., 3.875%, 5/02/22 (n)	$5,880,000	$6,124,432
Corporacion Nacional del Cobre de Chile, 3.75%, 11/04/20 (n)	1,789,000	1,879,785
Petroleos Mexicanos, 3.125%, 1/23/19	2,358,000	2,405,160
Petroleos Mexicanos, 8%, 5/03/19	4,145,000	4,958,456
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 9/30/16 (n)	1,910,876	1,975,464
State Grid Overseas Investment (2014) Ltd., 2.75%, 5/07/19 (z)	5,329,000	5,429,867

		$22,773,164
Emerging Market Sovereign - 0.1%
Republic of Peru, 7.35%, 7/21/25	$551,000	$749,360
United Mexican States, 4.75%, 3/08/44	7,817,000	8,207,850

		$8,957,210
Energy - Independent - 0.2%
Anadarko Petroleum Corp., 6.375%, 9/15/17	$3,836,000	$4,268,053
Apache Corp., 3.25%, 4/15/22	2,382,000	2,420,619
Apache Corp., 4.75%, 4/15/43	1,827,000	1,909,504
EOG Resources, Inc., 2.625%, 3/15/23	1,718,000	1,716,246
Hess Corp., 8.125%, 2/15/19	1,740,000	2,089,124

		$12,403,546
Energy - Integrated - 0.7%
BP Capital Markets PLC, 4.5%, 10/01/20	$1,661,000	$1,842,448
BP Capital Markets PLC, 4.742%, 3/11/21	4,892,000	5,460,074
Chevron Corp., 0.427%, 11/15/17	11,906,000	11,911,560
Husky Energy, Inc., 7.25%, 12/15/19	4,453,000	5,285,137
Petro-Canada, 6.05%, 5/15/18	9,475,000	10,648,905
Total Capital International S.A., 1.55%, 6/28/17	7,071,000	7,150,322
Total Capital International S.A., 3.75%, 4/10/24	6,370,000	6,802,268

		$49,100,714
Financial Institutions - 0.3%
General Electric Capital Corp., 2.3%, 1/14/19	$5,500,000	$5,629,036
General Electric Capital Corp., 3.1%, 1/09/23	3,339,000	3,439,113

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Financial Institutions - continued
General Electric Capital Corp., FRN, 0.872%, 1/09/20	$9,060,000	$9,110,727

		$18,178,876
Food & Beverages - 0.4%
Anheuser-Busch InBev S.A., 8%, 11/15/39	$5,850,000	$9,057,859
Diageo Capital PLC, 2.625%, 4/29/23	6,190,000	6,156,846
J.M. Smucker Co., 3.5%, 3/15/25 (z)	4,232,000	4,350,551
Kraft Foods Group, Inc., 3.5%, 6/06/22	2,361,000	2,442,842
Kraft Foods Group, Inc., 5%, 6/04/42	2,130,000	2,357,109
Wm. Wrigley Jr. Co., 2.4%, 10/21/18 (n)	1,411,000	1,436,285

		$25,801,492
Food & Drug Stores - 0.1%
Walgreens Boots Alliance, Inc., 3.3%, 11/18/21	$5,935,000	$6,110,160
Walgreens Boots Alliance, Inc., 4.5%, 11/18/34	2,991,000	3,161,284

		$9,271,444
Insurance - 0.2%
American International Group, Inc., 4.875%, 6/01/22	$10,460,000	$11,887,309

Insurance - Health - 0.0%
WellPoint, Inc., 3.3%, 1/15/23	$3,410,000	$3,463,963

Insurance - Property & Casualty - 0.4%
ACE Ltd., 2.7%, 3/13/23	$5,960,000	$5,951,811
Allstate Corp., 5.75%, 8/15/53	1,774,000	1,931,443
Chubb Corp., 6.375% to 4/15/17, FRN to 3/29/67	8,200,000	8,692,000
Liberty Mutual Group, Inc., 4.25%, 6/15/23 (n)	3,278,000	3,491,506
Marsh & McLennan Cos., Inc., 4.8%, 7/15/21	5,360,000	6,046,578
ZFS Finance USA Trust V, 6.5% to 5/09/17, FRN to 5/09/67 (n)	2,925,000	3,078,563

		$29,191,901
International Market Quasi-Sovereign - 0.4%
KFW International Finance, Inc., 4.875%, 6/17/19	$7,250,000	$8,285,996
Statoil A.S.A., 3.7%, 3/01/24	6,600,000	7,049,381
Temasek Financial I Ltd., 2.375%, 1/23/23 (n)	10,140,000	10,072,437

		$25,407,814
International Market Sovereign - 0.1%
Republic of Iceland, 4.875%, 6/16/16 (n)	$5,610,000	$5,837,261

Internet - 0.1%
Baidu, Inc., 3.5%, 11/28/22	$6,460,000	$6,558,418

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Local Authorities - 0.1%
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 1/01/40	$5,815,000	$8,749,831

Machinery & Tools - 0.1%
Atlas Copco AB, 5.6%, 5/22/17 (n)	$5,970,000	$6,512,512

Major Banks - 1.8%
Banco Santander U.S. Debt S.A.U., 3.781%, 10/07/15 (n)	$2,600,000	$2,642,255
Bank of America Corp., 5.49%, 3/15/19	4,135,000	4,576,329
Bank of America Corp., 7.625%, 6/01/19	3,980,000	4,803,804
Bank of America Corp., 4.1%, 7/24/23	7,970,000	8,504,373
Bank of America Corp., 4.125%, 1/22/24	10,657,000	11,411,899
BNP Paribas, 7.195% to 6/25/37, FRN to 6/29/49 (n)	3,200,000	3,864,000
Commonwealth Bank of Australia, 5%, 10/15/19 (n)	3,930,000	4,423,706
Credit Suisse Group AG, 6.5%, 8/08/23 (n)	6,960,000	7,946,838
Goldman Sachs Group, Inc., 5.625%, 1/15/17	7,504,000	8,046,404
ING Bank N.V., 3.75%, 3/07/17 (n)	4,761,000	4,977,759
ING Bank N.V., 5.8%, 9/25/23 (n)	6,238,000	7,062,158
JPMorgan Chase & Co., 6.3%, 4/23/19	6,750,000	7,841,043
JPMorgan Chase & Co., 3.2%, 1/25/23	7,972,000	8,104,646
Morgan Stanley, 3.875%, 4/29/24	6,520,000	6,856,328
Morgan Stanley, 6.625%, 4/01/18	11,740,000	13,352,512
PNC Funding Corp., 5.625%, 2/01/17	6,510,000	6,998,296
Royal Bank of Scotland PLC, 2.55%, 9/18/15	1,405,000	1,415,249
Wells Fargo & Co., 2.1%, 5/08/17	6,600,000	6,742,494
Wells Fargo & Co., 3%, 2/19/25	4,000,000	4,017,200
Wells Fargo & Co., 5.9% to 6/15/24, FRN to 12/29/49	3,543,000	3,689,149

		$127,276,442
Medical & Health Technology & Services - 0.3%
Becton, Dickinson and Co., 2.675%, 12/15/19	$4,190,000	$4,279,737
CareFusion Corp., 6.375%, 8/01/19	6,240,000	7,295,384
Express Scripts Holding Co., 2.65%, 2/15/17	7,200,000	7,375,277
Laboratory Corp. of America Holdings, 3.2%, 2/01/22	5,980,000	6,053,907

		$25,004,305
Medical Equipment - 0.2%
Medtronic, Inc., 4.375%, 3/15/35 (n)	$7,267,000	$7,902,448
Zimmer Holdings, Inc., 3.55%, 4/01/25	9,149,000	9,338,769

		$17,241,217
Metals & Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/23	$5,930,000	$5,493,588
Rio Tinto Finance (USA) PLC, 3.5%, 3/22/22	5,540,000	5,723,651

		$11,217,239

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Midstream - 0.5%
APT Pipelines Ltd., 4.2%, 3/23/25 (z)	$9,121,000	$9,230,744
Energy Transfer Partners LP, 3.6%, 2/01/23	3,288,000	3,257,086
Energy Transfer Partners LP, 4.9%, 2/01/24	2,630,000	2,818,171
Enterprise Products Operating LP, 6.5%, 1/31/19	5,184,000	5,992,134
Kinder Morgan Energy Partners LP, 4.15%, 2/01/24	5,700,000	5,826,175
Kinder Morgan Energy Partners LP, 7.75%, 3/15/32	2,520,000	3,127,363
Kinder Morgan Energy Partners LP, 5.4%, 9/01/44	1,888,000	1,956,055
Spectra Energy Capital LLC, 8%, 10/01/19	5,327,000	6,453,767

		$38,661,495
Mortgage-Backed - 10.9%
Fannie Mae, 3.99%, 7/01/21	$658,455	$726,913
Fannie Mae, 2.62%, 5/01/23	677,288	692,796
Fannie Mae, 3.5%, 7/01/43	11,329,427	11,911,296
Fannie Mae, 4.78%, 8/01/15	2,092,435	2,107,442
Fannie Mae, 4.856%, 8/01/15	584,646	588,771
Fannie Mae, 5.663%, 2/01/16	1,096,744	1,116,827
Fannie Mae, 5.733%, 7/01/16	1,756,461	1,836,475
Fannie Mae, 5.09%, 12/01/16	1,939,749	2,053,096
Fannie Mae, 5.05%, 1/01/17	2,314,200	2,425,887
Fannie Mae, 6%, 1/01/17 - 7/01/37	20,389,689	23,277,562
Fannie Mae, 5.5%, 11/01/17 - 4/01/40	37,883,316	42,780,181
Fannie Mae, 3.8%, 2/01/18	760,431	810,518
Fannie Mae, 3.91%, 2/01/18	1,130,840	1,202,747
Fannie Mae, 5%, 2/01/18 - 3/01/41	24,158,943	26,815,796
Fannie Mae, 4.5%, 6/01/18 - 4/01/44	51,904,561	56,758,014
Fannie Mae, 3.849%, 7/01/18	1,284,324	1,372,142
Fannie Mae, 2.578%, 9/25/18	4,000,000	4,143,980
Fannie Mae, 4.6%, 9/01/19	745,519	826,650
Fannie Mae, 4.88%, 3/01/20	394,416	428,522
Fannie Mae, 4.45%, 1/01/21	1,037,744	1,163,212
Fannie Mae, 2.67%, 3/01/22	947,900	978,418
Fannie Mae, 2.73%, 4/01/23	677,161	697,538
Fannie Mae, 2.41%, 5/01/23	1,026,907	1,035,784
Fannie Mae, 2.55%, 5/01/23	967,908	985,483
Fannie Mae, 2.59%, 5/01/23	1,012,477	1,033,483
Fannie Mae, 3%, 3/01/27 - 4/01/27	3,873,894	4,068,569
Fannie Mae, 2.5%, 2/01/28 - 5/01/28	3,727,371	3,839,354
Fannie Mae, 6.5%, 6/01/31 - 7/01/37	7,592,379	8,875,279
Fannie Mae, 4%, 2/01/41	1,678,982	1,800,125
Fannie Mae, 3.5%, 11/01/41 - 6/01/43	11,066,648	11,669,524
Fannie Mae, 3.5%, 4/01/43 - 9/01/43	43,616,876	45,858,431
Fannie Mae, TBA, 3%, 5/01/30	30,743,000	32,167,264
Fannie Mae, TBA, 4%, 4/01/45	117,583,000	125,721,954
Fannie Mae, TBA, 3.5%, 5/01/45	13,141,000	13,768,791

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Freddie Mac, 3.034%, 10/25/20	$1,781,000	$1,893,061
Freddie Mac, 6%, 4/01/16 - 6/01/37	11,811,305	13,367,712
Freddie Mac, 3.882%, 11/25/17	2,574,445	2,735,783
Freddie Mac, 5%, 12/01/17 - 7/01/39	14,508,240	15,989,733
Freddie Mac, 3.154%, 2/25/18	712,000	749,110
Freddie Mac, 2.412%, 8/25/18	1,963,000	2,030,105
Freddie Mac, 4.5%, 1/01/19 - 10/01/39	9,569,674	10,340,284
Freddie Mac, 5.5%, 1/01/19 - 10/01/35	10,793,417	12,085,201
Freddie Mac, 5.085%, 3/25/19	6,789,000	7,658,793
Freddie Mac, 2.456%, 8/25/19	1,100,000	1,132,571
Freddie Mac, 1.869%, 11/25/19	2,200,000	2,223,756
Freddie Mac, 2.313%, 3/25/20	600,000	617,161
Freddie Mac, 3.808%, 8/25/20	5,900,000	6,452,759
Freddie Mac, 2.682%, 10/25/22	1,960,000	2,020,405
Freddie Mac, 3.111%, 2/25/23	4,920,000	5,216,720
Freddie Mac, 3.32%, 2/25/23	1,059,000	1,138,591
Freddie Mac, 3.25%, 4/25/23	5,681,000	6,080,357
Freddie Mac, 3.458%, 8/25/23	5,373,000	5,817,068
Freddie Mac, 3.171%, 10/25/24	3,005,000	3,180,471
Freddie Mac, 2.67%, 12/25/24	3,612,000	3,669,499
Freddie Mac, 6.5%, 5/01/34 - 7/01/37	4,404,830	5,084,706
Freddie Mac, 4%, 11/01/40 - 11/01/43	25,897,456	27,727,020
Freddie Mac, 3.5%, 2/01/42 - 8/01/43	27,964,629	29,477,263
Freddie Mac, 3%, 4/01/43 - 7/01/43	31,765,440	32,507,402
Freddie Mac, TBA, 4%, 4/01/45	19,171,989	20,478,081
Ginnie Mae, 4%, 2/20/42	4,158,366	4,462,765
Ginnie Mae, 3%, 2/15/43 - 6/20/43	11,598,019	11,986,598
Ginnie Mae, 6%, 9/15/32 - 1/15/38	6,277,846	7,314,929
Ginnie Mae, 5.5%, 12/15/32 - 4/20/35	6,015,320	6,836,492
Ginnie Mae, 4.5%, 7/15/33 - 10/20/43	21,951,381	24,164,887
Ginnie Mae, 5%, 7/20/33 - 10/15/34	1,961,262	2,204,946
Ginnie Mae, 4%, 1/20/41 - 4/20/41	14,006,810	15,040,061
Ginnie Mae, 3.5%, 12/15/41 - 7/20/43	28,294,586	29,889,065
Ginnie Mae, 3%, 7/20/43	4,767,686	4,919,593
Ginnie Mae, TBA, 3.5%, 6/01/45	4,400,000	4,608,141

		$766,639,913
Municipals - 0.0%
University of California Limited Project Rev., “I”, 5%, 5/15/25	$10,000	$12,566

Network & Telecom - 0.3%
Verizon Communications, Inc., 6.4%, 9/15/33	$7,225,000	$9,017,812
Verizon Communications, Inc., 6.55%, 9/15/43	10,620,000	13,828,929

		$22,846,741

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Oils - 0.1%
Marathon Petroleum Corp., 3.625%, 9/15/24	$7,085,000	$7,165,748

Other Banks & Diversified Financials - 0.9%
American Express Co., 5.5%, 9/12/16	$6,317,000	$6,721,042
Banco de Credito del Peru, 5.375%, 9/16/20	4,872,000	5,347,020
Bank of Tokyo-Mitsubishi UFJ Ltd., 4.1%, 9/09/23 (n)	4,960,000	5,380,638
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/22 (n)	4,730,000	5,348,211
Capital One Financial Corp., 6.15%, 9/01/16	8,680,000	9,248,132
Citigroup, Inc., 2.5%, 9/26/18	10,880,000	11,093,248
Discover Bank, 4.2%, 8/08/23	4,000,000	4,230,740
Groupe BPCE S.A., 12.5% to 9/30/19, FRN to 8/29/49 (n)	5,168,000	6,973,596
SunTrust Banks, Inc., 2.35%, 11/01/18	2,541,000	2,580,487
Swedbank AB, 2.125%, 9/29/17 (n)	1,317,000	1,337,201
U.S. Bancorp, 3.7%, 1/30/24	4,692,000	5,051,210

		$63,311,525
Pharmaceuticals - 0.7%
AbbVie, Inc., 1.2%, 11/06/15	$10,860,000	$10,875,856
Actavis Funding SCS, 3%, 3/12/20	1,375,000	1,406,742
Actavis Funding SCS, 4.85%, 6/15/44	3,997,000	4,245,434
Bayer U.S. Finance LLC, 3%, 10/08/21 (n)	9,000,000	9,311,499
Forest Laboratories, Inc., 4.875%, 2/15/21 (n)	6,838,000	7,538,587
Gilead Sciences, Inc., 3.7%, 4/01/24	1,862,000	1,988,251
Gilead Sciences, Inc., 3.5%, 2/01/25	4,770,000	5,030,122
Hospira, Inc., 6.05%, 3/30/17	5,813,000	6,331,816
Roche Holdings, Inc., 6%, 3/01/19 (n)	2,741,000	3,173,694
Teva Pharmaceutical Finance IV LLC, 3.65%, 11/10/21	3,299,000	3,474,497

		$53,376,498
Real Estate - Apartment - 0.1%
ERP Operating LP, REIT, 5.375%, 8/01/16	$1,460,000	$1,543,813
ERP Operating LP, REIT, 4.625%, 12/15/21	5,212,000	5,821,908

		$7,365,721
Real Estate - Healthcare - 0.1%
HCP, Inc., REIT, 5.375%, 2/01/21	$4,146,000	$4,667,554

Real Estate - Retail - 0.1%
Simon Property Group, Inc., REIT, 4.375%, 3/01/21	$4,500,000	$4,981,001

Retailers - 0.4%
Gap, Inc., 5.95%, 4/12/21	$3,740,000	$4,291,115
Home Depot, Inc., 3.75%, 2/15/24	3,600,000	3,923,510

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Retailers - continued
Home Depot, Inc., 5.95%, 4/01/41	$1,578,000	$2,107,099
Wal-Mart Stores, Inc., 5.25%, 9/01/35	12,347,000	15,255,916

		$25,577,640
Supermarkets - 0.1%
The Kroger Co., 4%, 2/01/24	$8,000,000	$8,619,848

Supranational - 0.0%
Asian Development Bank, 1.125%, 3/15/17	$3,322,000	$3,347,915

Telecommunications - Wireless - 0.3%
American Tower Trust I, REIT, 3.07%, 3/15/23 (n)	$5,960,000	$5,983,405
Crown Castle Towers LLC, 6.113%, 1/15/20 (n)	3,852,000	4,394,285
Crown Castle Towers LLC, 4.883%, 8/15/20 (n)	2,040,000	2,239,951
Rogers Communications, Inc., 6.8%, 8/15/18	8,529,000	9,894,638
SBA Tower Trust, 2.898%, 10/15/19 (n)	2,389,000	2,418,036

		$24,930,315
Tobacco - 0.2%
Altria Group, Inc., 2.85%, 8/09/22	$6,040,000	$6,004,509
B.A.T. International Finance PLC, 3.25%, 6/07/22 (n)	5,833,000	5,985,644

		$11,990,153
Transportation - Services - 0.1%
ERAC USA Finance Co., 7%, 10/15/37 (n)	$6,381,000	$8,604,549

U.S. Government Agencies and Equivalents - 0.2%
Aid-Egypt, 4.45%, 9/15/15	$9,559,000	$9,735,507
Small Business Administration, 4.35%, 7/01/23	405,631	429,434
Small Business Administration, 4.77%, 4/01/24	1,162,199	1,237,724
Small Business Administration, 5.18%, 5/01/24	2,050,706	2,223,143
Small Business Administration, 5.52%, 6/01/24	953,099	1,049,067
Small Business Administration, 4.99%, 9/01/24	1,643,985	1,786,180
Small Business Administration, 4.95%, 3/01/25	1,390,974	1,517,800

		$17,978,855
U.S. Treasury Obligations - 13.2%
U.S. Treasury Bonds, 8.5%, 2/15/20	$2,148,000	$2,876,138
U.S. Treasury Bonds, 6%, 2/15/26	1,524,000	2,123,004
U.S. Treasury Bonds, 6.75%, 8/15/26	926,000	1,373,808
U.S. Treasury Bonds, 5.25%, 2/15/29	5,294,000	7,241,615
U.S. Treasury Bonds, 5.375%, 2/15/31	4,690,000	6,664,199
U.S. Treasury Bonds, 4.5%, 2/15/36	1,557,000	2,121,048
U.S. Treasury Bonds, 5%, 5/15/37	2,452,000	3,563,830

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Treasury Obligations - continued
U.S. Treasury Bonds, 4.5%, 8/15/39	$133,740,000	$183,067,057
U.S. Treasury Bonds, 2.875%, 5/15/43	24,507,900	26,112,408
U.S. Treasury Notes, 2.125%, 5/31/15	53,905,000	54,073,453
U.S. Treasury Notes, 4.25%, 8/15/15	856,000	869,175
U.S. Treasury Notes, 0.375%, 2/15/16	66,024,700	66,091,781
U.S. Treasury Notes, 2.625%, 2/29/16	4,568,000	4,665,783
U.S. Treasury Notes, 0.875%, 12/31/16	204,051,000	205,437,935
U.S. Treasury Notes, 0.75%, 6/30/17	19,439,000	19,478,481
U.S. Treasury Notes, 4.75%, 8/15/17	2,870,000	3,145,115
U.S. Treasury Notes, 3.75%, 11/15/18	4,535,000	4,963,698
U.S. Treasury Notes, 3.125%, 5/15/19	52,370,000	56,338,651
U.S. Treasury Notes, 3.5%, 5/15/20	55,133,000	60,831,492
U.S. Treasury Notes, 3.125%, 5/15/21	147,456,000	160,531,218
U.S. Treasury Notes, 2.5%, 8/15/23	56,647,000	59,616,549

		$931,186,438
Utilities - Electric Power - 0.8%
Berkshire Hathaway Energy Co., 3.75%, 11/15/23	$3,550,000	$3,784,130
Dominion Resources, Inc., 3.625%, 12/01/24	6,000,000	6,261,258
MidAmerican Funding LLC, 6.927%, 3/01/29	2,785,000	3,771,792
Oncor Electric Delivery Co., 7%, 9/01/22	4,555,000	5,835,019
Pacific Gas & Electric Co., 4.6%, 6/15/43	4,920,000	5,507,094
PPL Capital Funding, Inc., 5%, 3/15/44	1,773,000	2,096,319
PPL Corp., 3.4%, 6/01/23	4,920,000	5,101,253
Progress Energy, Inc., 3.15%, 4/01/22	6,169,000	6,358,863
PSEG Power LLC, 5.32%, 9/15/16	5,099,000	5,406,215
Southern Co., 2.15%, 9/01/19	7,000,000	7,039,298
Waterford 3 Funding Corp., 8.09%, 1/02/17	2,458,660	2,458,813

		$53,620,054
Total Bonds (Identified Cost, $2,569,623,812)		$2,714,140,566

Preferred Stocks - 0.1%
Metals & Mining - 0.1%
Vale S.A.	1,281,900	$6,205,560

Utilities - Electric Power - 0.0%
Companhia Energetica de Minas Gerais	1,260,515	$5,063,309
Total Preferred Stocks (Identified Cost, $22,873,012)		$11,268,869

Convertible Preferred Stocks - 0.1%
Aerospace - 0.0%
United Technologies Corp., 7.5%	27,887	$1,716,166

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Convertible Preferred Stocks - continued
Pharmaceuticals - 0.1%
Actavis PLC, 5.5% (a)	4,030	$4,078,360
Total Convertible Preferred Stocks (Identified Cost, $5,434,619)		$5,794,526

Money Market Funds - 4.6%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)	325,759,147	$325,759,147

Collateral for Securities Loaned - 0.1%
JPMorgan Prime Money Market Fund, 0.09%, at Cost and Net Asset Value (j)	6,232,850	$6,232,850
Total Investments (Identified Cost, $5,836,901,185)		$7,247,950,508

Other Assets, Less Liabilities - (2.6)%		(186,688,773)
Net Assets - 100.0%		$7,061,261,735

(a)	Non-income producing security.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $174,997,084, representing 2.5% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
APT Pipelines Ltd., 4.2%, 3/23/25	3/16/15	$9,111,442	$9,230,744
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.778%, 12/28/40	3/01/06	5,881,956	3,544,377
BlackRock Capital Finance LP, 7.75%, 9/25/26	10/10/96	451,400	24,461
Cent LP, 2013-17A, “A1”, CLO, FRN, 1.555%, 1/30/25	9/26/14	5,757,412	5,725,496
Dryden Senior Loan Fund, 2013-26A, “A”, CLO, FRN, 1.353%, 7/15/25	9/26/14	7,338,275	7,346,903

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
ING Investment Management Ltd., 2013-2A, “A1”, CLO, FRN, 1.406%, 4/25/25	9/26/14	$6,679,459	$6,670,004
J.M. Smucker Co., 3.5%, 3/15/25	3/12/15	4,230,945	4,350,551
State Grid Overseas Investment (2014) Ltd., 2.75%, 5/07/19	4/28/14	5,288,149	5,429,867
Total Restricted Securities			$42,322,403
% of Net assets			0.6%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 3/31/15 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $5,511,142,038)	$6,922,191,361
Underlying affiliated funds, at cost and value	325,759,147
Total investments, at value, including $5,901,505 of securities on loan (identified cost, $5,836,901,185)	$7,247,950,508
Cash	156,309
Receivables for
Investments sold	6,161,152
Fund shares sold	7,612,623
Interest and dividends	24,342,018
Other assets	56,986
Total assets	$7,286,279,596
Liabilities
Payables for
Distributions	$880,481
Investments purchased	12,705,525
TBA purchase commitments	195,654,431
Fund shares reacquired	6,183,356
Collateral for securities loaned, at value	6,232,850
Payable to affiliates
Investment adviser	138,787
Shareholder servicing costs	2,761,100
Distribution and service fees	102,008
Program manager fees	81
Payable for independent Trustees’ compensation	116,457
Accrued expenses and other liabilities	242,785
Total liabilities	$225,017,861
Net assets	$7,061,261,735
Net assets consist of
Paid-in capital	$5,638,834,651
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	1,410,952,503
Accumulated net realized gain (loss) on investments and foreign currency	14,319,202
Accumulated distributions in excess of net investment income	(2,844,621)
Net assets	$7,061,261,735
Shares of beneficial interest outstanding	385,644,039

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$4,785,094,229	261,568,956	$18.29
Class B	238,136,811	13,004,616	18.31
Class C	996,845,916	54,198,880	18.39
Class I	252,296,103	13,793,531	18.29
Class R1	16,060,893	878,958	18.27
Class R2	171,653,937	9,357,784	18.34
Class R3	267,411,679	14,608,883	18.30
Class R4	266,249,273	14,541,777	18.31
Class R5	37,763,042	2,064,510	18.29
Class 529A	18,992,375	1,040,572	18.25
Class 529B	2,020,649	110,361	18.31
Class 529C	8,736,828	475,211	18.39

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $19.41 [100 / 94.25 x $18.29] and $19.36 [100 / 94.25 x $18.25], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R5, and 529A.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 3/31/15 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$52,538,350
Interest	40,044,450
Dividends from underlying affiliated funds	139,213
Foreign taxes withheld	(340,089)
Total investment income	$92,381,924
Expenses
Management fee	$12,078,350
Distribution and service fees	12,820,947
Program manager fees	14,380
Shareholder servicing costs	3,867,333
Administrative services fee	329,157
Independent Trustees’ compensation	52,225
Custodian fee	142,563
Shareholder communications	136,435
Audit and tax fees	39,195
Legal fees	29,304
Miscellaneous	175,178
Total expenses	$29,685,067
Fees paid indirectly	(86)
Reduction of expenses by investment adviser and distributor	(135,419)
Net expenses	$29,549,562
Net investment income	$62,832,362
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$97,076,051
Foreign currency	(117,999)
Net realized gain (loss) on investments and foreign currency	$96,958,052
Change in unrealized appreciation (depreciation)
Investments	$123,011,954
Translation of assets and liabilities in foreign currencies	(44,442)
Net unrealized gain (loss) on investments and foreign currency translation	$122,967,512
Net realized and unrealized gain (loss) on investments and foreign currency	$219,925,564
Change in net assets from operations	$282,757,926

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 3/31/15 (unaudited)	Year ended 9/30/14
From operations
Net investment income	$62,832,362	$133,351,986
Net realized gain (loss) on investments and foreign currency	96,958,052	178,147,491
Net unrealized gain (loss) on investments and foreign currency translation	122,967,512	394,874,423
Change in net assets from operations	$282,757,926	$706,373,900
Distributions declared to shareholders
From net investment income	$(70,045,343)	$(135,073,438)
From net realized gain on investments	(162,130,843)	(52,872,854)
Total distributions declared to shareholders	$(232,176,186)	$(187,946,292)
Change in net assets from fund share transactions	$233,114,649	$15,241,464
Total change in net assets	$283,696,389	$533,669,072
Net assets
At beginning of period	6,777,565,346	6,243,896,274
At end of period (including accumulated distributions in excess of net investment income of $2,844,621 and undistributed net investment income of $4,368,360, respectively)	$7,061,261,735	$6,777,565,346

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 3/31/15 (unaudited)		Years ended 9/30
Class A			2014	2013	2012	2011	2010

Net asset value, beginning of period	$18.16		$16.77	$15.19	$13.18	$13.46	$12.84
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.38	$0.34	$0.34	$0.32	$0.31
Net realized and unrealized gain (loss) on investments and foreign currency	0.58		1.53	1.60	2.04	(0.28)	0.63
Total from investment operations	$0.76		$1.91	$1.94	$2.38	$0.04	$0.94
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.38)	$(0.36)	$(0.37)	$(0.32)	$(0.32)
From net realized gain on investments	(0.43)		(0.14)	—	—	—	—
Total distributions declared to shareholders	$(0.63)		$(0.52)	$(0.36)	$(0.37)	$(0.32)	$(0.32)
Net asset value, end of period (x)	$18.29		$18.16	$16.77	$15.19	$13.18	$13.46
Total return (%) (r)(s)(t)(x)	4.20	(n)	11.55	12.93	18.21	0.14	7.45
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.74	(a)	0.73	0.75	0.77	0.79	0.88
Expenses after expense reductions (f)	0.73	(a)	0.73	0.75	0.77	0.79	0.88
Net investment income	1.94	(a)	2.13	2.11	2.33	2.28	2.36
Portfolio turnover	20	(n)	35	53	23	24	32
Net assets at end of period (000 omitted)	$4,785,094		$4,621,662	$4,399,349	$4,152,753	$3,898,883	$4,357,041

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/15		Years ended 9/30
Class B			2014	2013	2012	2011	2010
	(unaudited)
Net asset value, beginning of period	$18.18		$16.78	$15.20	$13.19	$13.47	$12.84
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.24	$0.22	$0.23	$0.22	$0.23
Net realized and unrealized gain (loss) on investments and foreign currency	0.58		1.55	1.60	2.04	(0.29)	0.64
Total from investment operations	$0.69		$1.79	$1.82	$2.27	$(0.07)	$0.87
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.25)	$(0.24)	$(0.26)	$(0.21)	$(0.24)
From net realized gain on investments	(0.43)		(0.14)	—	—	—	—
Total distributions declared to shareholders	$(0.56)		$(0.39)	$(0.24)	$(0.26)	$(0.21)	$(0.24)
Net asset value, end of period (x)	$18.31		$18.18	$16.78	$15.20	$13.19	$13.47
Total return (%) (r)(s)(t)(x)	3.81	(n)	10.75	12.05	17.30	(0.60)	6.81
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.49	(a)	1.48	1.50	1.52	1.52	1.53
Expenses after expense reductions (f)	1.49	(a)	1.48	1.50	1.52	1.52	1.53
Net investment income	1.18	(a)	1.38	1.36	1.59	1.55	1.72
Portfolio turnover	20	(n)	35	53	23	24	32
Net assets at end of period (000 omitted)	$238,137		$248,181	$272,887	$338,115	$394,233	$574,454

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/15 (unaudited)		Years ended 9/30
Class C			2014	2013	2012	2011	2010

Net asset value, beginning of period	$18.25		$16.86	$15.27	$13.25	$13.53	$12.90
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.25	$0.22	$0.23	$0.22	$0.23
Net realized and unrealized gain (loss) on investments and foreign currency	0.59		1.53	1.61	2.05	(0.29)	0.64
Total from investment operations	$0.70		$1.78	$1.83	$2.28	$(0.07)	$0.87
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.25)	$(0.24)	$(0.26)	$(0.21)	$(0.24)
From net realized gain on investments	(0.43)		(0.14)	—	—	—	—
Total distributions declared to shareholders	$(0.56)		$(0.39)	$(0.24)	$(0.26)	$(0.21)	$(0.24)
Net asset value, end of period (x)	$18.39		$18.25	$16.86	$15.27	$13.25	$13.53
Total return (%) (r)(s)(t)(x)	3.85	(n)	10.65	12.08	17.31	(0.59)	6.79
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.49	(a)	1.48	1.50	1.52	1.52	1.53
Expenses after expense reductions (f)	1.49	(a)	1.48	1.50	1.52	1.52	1.53
Net investment income	1.18	(a)	1.38	1.35	1.58	1.56	1.71
Portfolio turnover	20	(n)	35	53	23	24	32
Net assets at end of period (000 omitted)	$996,846		$930,405	$836,471	$769,540	$734,645	$840,204

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/15 (unaudited)		Years ended 9/30
Class I			2014	2013	2012	2011	2010

Net asset value, beginning of period	$18.15		$16.77	$15.19	$13.18	$13.46	$12.84
Income (loss) from investment operations
Net investment income (d)	$0.20		$0.42	$0.38	$0.37	$0.36	$0.36
Net realized and unrealized gain (loss) on investments and foreign currency	0.59		1.53	1.60	2.05	(0.28)	0.63
Total from investment operations	$0.79		$1.95	$1.98	$2.42	$0.08	$0.99
Less distributions declared to shareholders
From net investment income	$(0.22)		$(0.43)	$(0.40)	$(0.41)	$(0.36)	$(0.37)
From net realized gain on investments	(0.43)		(0.14)	—	—	—	—
Total distributions declared to shareholders	$(0.65)		$(0.57)	$(0.40)	$(0.41)	$(0.36)	$(0.37)
Net asset value, end of period (x)	$18.29		$18.15	$16.77	$15.19	$13.18	$13.46
Total return (%) (r)(s)(x)	4.39	(n)	11.76	13.21	18.50	0.42	7.83
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.49	(a)	0.48	0.50	0.52	0.52	0.53
Expenses after expense reductions (f)	0.49	(a)	0.48	0.50	0.52	0.52	0.53
Net investment income	2.18	(a)	2.37	2.35	2.59	2.57	2.72
Portfolio turnover	20	(n)	35	53	23	24	32
Net assets at end of period (000 omitted)	$252,296		$226,527	$160,246	$121,687	$109,575	$98,214

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/15 (unaudited)		Years ended 9/30
Class R1			2014	2013	2012	2011	2010

Net asset value, beginning of period	$18.14		$16.75	$15.18	$13.17	$13.45	$12.83
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.25	$0.22	$0.23	$0.22	$0.23
Net realized and unrealized gain (loss) on investments and foreign currency	0.58		1.53	1.59	2.04	(0.29)	0.63
Total from investment operations	$0.69		$1.78	$1.81	$2.27	$(0.07)	$0.86
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.25)	$(0.24)	$(0.26)	$(0.21)	$(0.24)
From net realized gain on investments	(0.43)		(0.14)	—	—	—	—
Total distributions declared to shareholders	$(0.56)		$(0.39)	$(0.24)	$(0.26)	$(0.21)	$(0.24)
Net asset value, end of period (x)	$18.27		$18.14	$16.75	$15.18	$13.17	$13.45
Total return (%) (r)(s)(x)	3.82	(n)	10.72	12.02	17.36	(0.58)	6.76
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.49	(a)	1.48	1.50	1.52	1.52	1.53
Expenses after expense reductions (f)	1.49	(a)	1.48	1.50	1.52	1.52	1.53
Net investment income	1.18	(a)	1.38	1.36	1.58	1.56	1.71
Portfolio turnover	20	(n)	35	53	23	24	32
Net assets at end of period (000 omitted)	$16,061		$16,905	$16,134	$17,900	$15,441	$17,670

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/15 (unaudited)		Years ended 9/30
Class R2			2014	2013	2012	2011	2010

Net asset value, beginning of period	$18.21		$16.81	$15.23	$13.22	$13.50	$12.87
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.33	$0.30	$0.30	$0.29	$0.29
Net realized and unrealized gain (loss) on investments and foreign currency	0.58		1.55	1.60	2.04	(0.28)	0.64
Total from investment operations	$0.73		$1.88	$1.90	$2.34	$0.01	$0.93
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.34)	$(0.32)	$(0.33)	$(0.29)	$(0.30)
From net realized gain on investments	(0.43)		(0.14)	—	—	—	—
Total distributions declared to shareholders	$(0.60)		$(0.48)	$(0.32)	$(0.33)	$(0.29)	$(0.30)
Net asset value, end of period (x)	$18.34		$18.21	$16.81	$15.23	$13.22	$13.50
Total return (%) (r)(s)(x)	4.06	(n)	11.29	12.61	17.86	(0.08)	7.35
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.99	(a)	0.98	1.00	1.02	1.02	1.03
Expenses after expense reductions (f)	0.99	(a)	0.98	1.00	1.02	1.02	1.03
Net investment income	1.68	(a)	1.87	1.85	2.08	2.06	2.21
Portfolio turnover	20	(n)	35	53	23	24	32
Net assets at end of period (000 omitted)	$171,654		$166,275	$162,091	$154,925	$151,437	$166,794

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/15 (unaudited)		Years ended 9/30
Class R3			2014	2013	2012	2011	2010

Net asset value, beginning of period	$18.17		$16.78	$15.20	$13.19	$13.47	$12.85
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.38	$0.34	$0.34	$0.33	$0.32
Net realized and unrealized gain (loss) on investments and foreign currency	0.58		1.53	1.60	2.04	(0.29)	0.64
Total from investment operations	$0.76		$1.91	$1.94	$2.38	$0.04	$0.96
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.38)	$(0.36)	$(0.37)	$(0.32)	$(0.34)
From net realized gain on investments	(0.43)		(0.14)	—	—	—	—
Total distributions declared to shareholders	$(0.63)		$(0.52)	$(0.36)	$(0.37)	$(0.32)	$(0.34)
Net asset value, end of period (x)	$18.30		$18.17	$16.78	$15.20	$13.19	$13.47
Total return (%) (r)(s)(x)	4.20	(n)	11.54	12.92	18.20	0.17	7.55
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.74	(a)	0.73	0.75	0.77	0.77	0.78
Expenses after expense reductions (f)	0.74	(a)	0.73	0.75	0.77	0.77	0.78
Net investment income	1.93	(a)	2.13	2.11	2.32	2.31	2.46
Portfolio turnover	20	(n)	35	53	23	24	32
Net assets at end of period (000 omitted)	$267,412		$256,487	$178,646	$192,389	$153,259	$160,057

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/15 (unaudited)		Years ended 9/30
Class R4			2014	2013	2012	2011	2010

Net asset value, beginning of period	$18.17		$16.78	$15.21	$13.19	$13.47	$12.85
Income (loss) from investment operations
Net investment income (d)	$0.20		$0.42	$0.38	$0.38	$0.36	$0.36
Net realized and unrealized gain (loss) on investments and foreign currency	0.59		1.54	1.59	2.04	(0.28)	0.63
Total from investment operations	$0.79		$1.96	$1.97	$2.42	$0.08	$0.99
Less distributions declared to shareholders
From net investment income	$(0.22)		$(0.43)	$(0.40)	$(0.40)	$(0.36)	$(0.37)
From net realized gain on investments	(0.43)		(0.14)	—	—	—	—
Total distributions declared to shareholders	$(0.65)		$(0.57)	$(0.40)	$(0.40)	$(0.36)	$(0.37)
Net asset value, end of period (x)	$18.31		$18.17	$16.78	$15.21	$13.19	$13.47
Total return (%) (r)(s)(x)	4.38	(n)	11.82	13.13	18.49	0.42	7.82
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.49	(a)	0.48	0.50	0.52	0.52	0.53
Expenses after expense reductions (f)	0.49	(a)	0.48	0.50	0.52	0.52	0.53
Net investment income	2.18	(a)	2.38	2.34	2.64	2.56	2.71
Portfolio turnover	20	(n)	35	53	23	24	32
Net assets at end of period (000 omitted)	$266,249		$249,619	$182,332	$125,421	$268,667	$291,138

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/15 (unaudited)		Years ended 9/30
Class R5			2014	2013	2012 (i)

Net asset value, beginning of period	$18.16		$16.77	$15.19	$14.30
Income (loss) from investment operations
Net investment income (d)	$0.21		$0.44	$0.40	$0.11
Net realized and unrealized gain (loss) on investments and foreign currency	0.57		1.53	1.59	0.91	(g)
Total from investment operations	$0.78		$1.97	$1.99	$1.02
Less distributions declared to shareholders
From net investment income	$(0.22)		$(0.44)	$(0.41)	$(0.13)
From net realized gain on investments	(0.43)		(0.14)	—	—
Total distributions declared to shareholders	$(0.65)		$(0.58)	$(0.41)	$(0.13)
Net asset value, end of period (x)	$18.29		$18.16	$16.77	$15.19
Total return (%) (r)(s)(x)	4.37	(n)	11.91	13.30	7.17	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.41	(a)	0.41	0.41	0.44	(a)
Expenses after expense reductions (f)	0.41	(a)	0.41	0.41	0.44	(a)
Net investment income	2.26	(a)	2.46	2.42	2.29	(a)(l)
Portfolio turnover	20	(n)	35	53	23
Net assets at end of period (000 omitted)	$37,763		$33,689	$10,800	$107

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/15 (unaudited)		Years ended 9/30
Class 529A			2014	2013	2012	2011	2010

Net asset value, beginning of period	$18.12		$16.73	$15.16	$13.16	$13.44	$12.82
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.37	$0.33	$0.33	$0.31	$0.30
Net realized and unrealized gain (loss) on investments and foreign currency	0.58		1.54	1.59	2.03	(0.28)	0.63
Total from investment operations	$0.75		$1.91	$1.92	$2.36	$0.03	$0.93
Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.38)	$(0.35)	$(0.36)	$(0.31)	$(0.31)
From net realized gain on investments	(0.43)		(0.14)	—	—	—	—
Total distributions declared to shareholders	$(0.62)		$(0.52)	$(0.35)	$(0.36)	$(0.31)	$(0.31)
Net asset value, end of period (x)	$18.25		$18.12	$16.73	$15.16	$13.16	$13.44
Total return (%) (r)(s)(t)(x)	4.19	(n)	11.53	12.84	18.11	0.06	7.36
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.84	(a)	0.83	0.85	0.87	0.89	0.98
Expenses after expense reductions (f)	0.77	(a)	0.77	0.80	0.82	0.88	0.98
Net investment income	1.90	(a)	2.09	2.05	2.27	2.20	2.26
Portfolio turnover	20	(n)	35	53	23	24	32
Net assets at end of period (000 omitted)	$18,992		$17,789	$15,581	$13,064	$9,758	$8,965

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/15 (unaudited)		Years ended 9/30
Class 529B			2014	2013	2012	2011	2010

Net asset value, beginning of period	$18.17		$16.78	$15.20	$13.19	$13.46	$12.84
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.24	$0.21	$0.22	$0.21	$0.21
Net realized and unrealized gain (loss) on investments and foreign currency	0.59		1.53	1.60	2.04	(0.28)	0.64
Total from investment operations	$0.69		$1.77	$1.81	$2.26	$(0.07)	$0.85
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.24)	$(0.23)	$(0.25)	$(0.20)	$(0.23)
From net realized gain on investments	(0.43)		(0.14)	—	—	—	—
Total distributions declared to shareholders	$(0.55)		$(0.38)	$(0.23)	$(0.25)	$(0.20)	$(0.23)
Net asset value, end of period (x)	$18.31		$18.17	$16.78	$15.20	$13.19	$13.46
Total return (%) (r)(s)(t)(x)	3.84	(n)	10.63	11.99	17.24	(0.60)	6.65
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.59	(a)	1.58	1.60	1.62	1.62	1.63
Expenses after expense reductions (f)	1.54	(a)	1.53	1.55	1.57	1.61	1.63
Net investment income	1.13	(a)	1.33	1.31	1.54	1.47	1.61
Portfolio turnover	20	(n)	35	53	23	24	32
Net assets at end of period (000 omitted)	$2,021		$2,110	$2,369	$3,095	$4,007	$4,828

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/15 (unaudited)		Years ended 9/30
Class 529C			2014	2013	2012	2011	2010

Net asset value, beginning of period	$18.25		$16.85	$15.27	$13.25	$13.53	$12.90
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.24	$0.21	$0.22	$0.21	$0.21
Net realized and unrealized gain (loss) on investments and foreign currency	0.59		1.54	1.60	2.05	(0.29)	0.65
Total from investment operations	$0.69		$1.78	$1.81	$2.27	$(0.08)	$0.86
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.24)	$(0.23)	$(0.25)	$(0.20)	$(0.23)
From net realized gain on investments	(0.43)		(0.14)	—	—	—	—
Total distributions declared to shareholders	$(0.55)		$(0.38)	$(0.23)	$(0.25)	$(0.20)	$(0.23)
Net asset value, end of period (x)	$18.39		$18.25	$16.85	$15.27	$13.25	$13.53
Total return (%) (r)(s)(t)(x)	3.83	(n)	10.66	11.97	17.26	(0.66)	6.69
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.59	(a)	1.58	1.60	1.62	1.62	1.63
Expenses after expense reductions (f)	1.53	(a)	1.53	1.55	1.57	1.61	1.63
Net investment income	1.14	(a)	1.33	1.30	1.53	1.47	1.60
Portfolio turnover	20	(n)	35	53	23	24	32
Net assets at end of period (000 omitted)	$8,737		$7,915	$6,989	$6,028	$5,091	$4,973

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception, June 1, 2012, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Total Return Fund (the fund) is a diversified series of MFS Series Trust V (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity

Notes to Financial Statements (unaudited) – continued

securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$3,816,215,793	$—	$—	$3,816,215,793
United Kingdom	42,350,964	39,147,100	—	81,498,064
Switzerland	64,261,331	—	—	64,261,331
Canada	46,407,871	—	—	46,407,871
Japan	—	41,879,667	—	41,879,667
France	28,585,829	—	—	28,585,829
Brazil	26,366,569	—	—	26,366,569
Germany	12,144,749	9,483,057	—	21,627,806
Norway	11,959,339	—	—	11,959,339
Other Countries	33,485,760	29,529,916	—	63,015,676
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	952,852,955	—	952,852,955
Non-U.S. Sovereign Debt	—	66,323,363	—	66,323,363
Municipal Bonds	—	12,566	—	12,566
U.S. Corporate Bonds	—	590,123,166	—	590,123,166
Residential Mortgage-Backed Securities	—	773,448,602	—	773,448,602
Commercial Mortgage-Backed Securities	—	115,160,804	—	115,160,804
Asset-Backed Securities (including CDOs)	—	32,635,516	—	32,635,516
Foreign Bonds	—	183,583,594	—	183,583,594
Mutual Funds	331,991,997	—	—	331,991,997
Total Investments	$4,413,770,202	$2,834,180,306	$—	$7,247,950,508

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $64,012,148 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $160,478,456 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

Notes to Financial Statements (unaudited) – continued

The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co. (“Chase”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. Chase provides the fund with indemnification against Borrower default. In the event of Borrower default, Chase will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, Chase assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, Chase is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan with a fair value of $5,901,505 and a related liability of $6,232,850 for cash collateral received on securities loaned, both of which are presented gross in the Statement of Assets and Liabilities. The collateral received on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Dollar Roll Transactions – The fund enters into dollar roll transactions, with respect to mortgage-backed securities issued by Ginnie Mae, Fannie Mae, and Freddie Mac, in which the fund sells mortgage-backed securities to financial institutions and simultaneously agrees to purchase similar (same issuer, type and coupon) securities at a

Notes to Financial Statements (unaudited) – continued

later date at an agreed-upon price. During the period between the sale and repurchase in a dollar roll transaction the fund will not be entitled to receive interest and principal payments on the securities sold but is compensated by interest earned on the proceeds of the initial sale and by a lower purchase price on the securities to be repurchased which enhances the fund’s total return. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Some securities may be purchased on a “when-issued” or “forward delivery” basis, which means that the securities will be delivered to the fund at a future date, usually beyond customary settlement time. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and

Notes to Financial Statements (unaudited) – continued

paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. TBA securities resulting from these transactions are included in the Portfolio of Investments. TBA purchase commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

To mitigate this risk of loss on TBA securities and other types of forward settling mortgage-backed securities, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

For mortgage-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and one amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended March 31, 2015, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries

Notes to Financial Statements (unaudited) – continued

in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

9/30/14
Ordinary income (including any short-term capital gains)	$135,073,438
Long-term capital gains	52,872,854
Total distributions	$187,946,292

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 3/31/15
Cost of investments	$5,891,338,786
Gross appreciation	1,436,843,817
Gross depreciation	(80,232,095)
Net unrealized appreciation (depreciation)	$1,356,611,722

As of 9/30/14
Undistributed ordinary income	35,220,399
Undistributed long-term capital gain	131,233,990
Other temporary differences	(12,070,492)
Net unrealized appreciation (depreciation)	1,217,461,447

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are

Notes to Financial Statements (unaudited) – continued

declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 3/31/15	Year ended 9/30/14	Six months ended 3/31/15	Year ended 9/30/14
Class A	$50,506,796	$99,800,404	$110,460,120	$36,966,691
Class B	1,680,515	3,614,199	5,797,113	2,228,939
Class C	6,688,412	12,549,041	22,402,437	7,074,755
Class I	2,865,521	4,555,166	5,570,003	1,448,279
Class R1	112,482	235,348	376,935	135,153
Class R2	1,592,870	3,157,219	3,906,425	1,331,830
Class R3	2,809,288	4,872,366	6,131,712	1,757,452
Class R4	3,076,988	5,144,517	5,965,346	1,624,013
Class R5	448,339	646,869	846,784	92,808
Class 529A	194,167	364,603	430,300	133,546
Class 529B	13,755	30,680	50,294	19,872
Class 529C	56,210	103,026	193,374	59,516
Total	$70,045,343	$135,073,438	$162,130,843	$52,872,854

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $6.3 billion of average daily net assets	0.35%
Average daily net assets in excess of $6.3 billion	0.34%

The management fee incurred for the six months ended March 31, 2015 was equivalent to an annual effective rate of 0.35% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $764,020 and $5,676 for the six months ended March 31, 2015, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.24%	$5,882,465
Class B	0.75%	0.25%	1.00%	1.00%	1,222,634
Class C	0.75%	0.25%	1.00%	1.00%	4,810,665
Class R1	0.75%	0.25%	1.00%	1.00%	80,688
Class R2	0.25%	0.25%	0.50%	0.50%	423,094
Class R3	—	0.25%	0.25%	0.25%	326,416
Class 529A	—	0.25%	0.25%	0.24%	22,941
Class 529B	0.75%	0.25%	1.00%	1.00%	10,421
Class 529C	0.75%	0.25%	1.00%	1.00%	41,623
Total Distribution and Service Fees					$12,820,947

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended March 31, 2015 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended March 31, 2015, this rebate amounted to $122,082, $1,051, $2,531, $1,314, $10, and $97 for Class A, Class B, Class C, Class 529A, Class 529B, and Class 529C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended March 31, 2015, were as follows:

Amount
Class A	$1,897
Class B	124,160
Class C	31,724
Class 529B	66
Class 529C	76

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD has agreed to waive a portion of this fee in an amount equal to 0.05% of the average daily net assets for each 529 share class. This waiver agreement will expire on January 31, 2016, unless MFD elects to extend the waiver. For the six months ended

Notes to Financial Statements (unaudited) – continued

March 31, 2015, this waiver amounted to $7,190 and is included in the reduction of total expenses in the Statement of Operations. The program manager fee incurred for the six months ended March 31, 2015 was equivalent to an annual effective rate of 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees and waivers for the six months ended March 31, 2015, were as follows:

	Fee	Waiver
Class 529A	$9,176	$4,588
Class 529B	1,042	521
Class 529C	4,162	2,081
Total Program Manager Fees and Waivers	$14,380	7,190

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended March 31, 2015, the fee was $741,806, which equated to 0.0214% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended March 31, 2015, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $3,125,527.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended March 31, 2015 was equivalent to an annual effective rate of 0.0095% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who

Notes to Financial Statements (unaudited) – continued

continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $2,564 and the Retirement Deferral plan resulted in an expense of $1,866. Both amounts are included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended March 31, 2015. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $77,723 at March 31, 2015, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Deferred Trustee Compensation – Under a Deferred Compensation Plan (the “Plan”), independent Trustees previously were allowed to elect to defer receipt of all or a portion of their annual compensation. Effective January 1, 2005, the Board elected to no longer allow Trustees to defer receipt of future compensation under the Plan. Amounts deferred under the Plan are invested in shares of certain MFS Funds selected by the independent Trustees as notional investments. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan. Included in “Other assets” and “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities is $28,630 of deferred Trustees’ compensation. There is no current year expense associated with the Plan.

Other – Effective November 1, 2014, this fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. Prior to November 1, 2014, the funds had entered into a service agreement (the Compliance Officer Agreement) which provided for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. Prior to November 1, 2014, Frank L. Tarantino served as the ICCO. Effective October 31, 2014, Mr. Tarantino resigned as ICCO and the Compliance Officer Agreement between the funds and Tarantino LLC was terminated. For the six months ended March 31, 2015, the aggregate fees paid by the fund under these agreements were $12,948 and are included in “Miscellaneous” expense in the Statement of Operations. MFS had agreed to reimburse the fund for a portion of the payments made by the fund for the services under the Compliance Officer Agreement in the amount of $1,144, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity.

Notes to Financial Statements (unaudited) – continued

Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

For the six months ended March 31, 2015, purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$808,028,517	$884,231,189
Investments (non-U.S. Government securities)	$569,043,308	$464,115,394

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 3/31/15		Year ended 9/30/14
	Shares	Amount	Shares	Amount
Shares sold
Class A	15,015,821	$274,571,315	26,720,918	$474,805,818
Class B	757,776	13,856,845	1,707,369	30,335,427
Class C	5,507,551	101,243,701	7,681,898	137,041,572
Class I	2,400,359	43,872,266	4,694,486	84,285,999
Class R1	61,997	1,129,857	140,252	2,483,335
Class R2	1,154,537	21,088,960	1,563,168	27,806,634
Class R3	2,379,524	43,351,403	7,238,038	129,331,952
Class R4	1,824,650	33,385,737	5,468,706	97,224,459
Class R5	276,286	5,036,686	1,354,351	23,871,832
Class 529A	87,775	1,600,807	162,835	2,892,072
Class 529B	5,704	104,365	16,199	286,907
Class 529C	58,232	1,068,959	65,910	1,175,391
	29,530,212	$540,310,901	56,814,130	$1,011,541,398

Shares issued to shareholders in reinvestment of distributions
Class A	8,254,249	$151,276,957	7,189,229	$127,373,219
Class B	365,652	6,706,277	302,657	5,346,775
Class C	1,253,958	23,098,335	862,066	15,316,298
Class I	401,115	7,350,653	293,975	5,214,499
Class R1	26,737	489,317	20,992	370,483
Class R2	267,302	4,910,337	224,701	3,988,282
Class R3	487,566	8,940,271	373,706	6,629,603
Class R4	412,806	7,572,975	332,160	5,897,491
Class R5	70,674	1,295,122	41,424	739,677
Class 529A	33,828	618,612	28,142	497,804
Class 529B	3,401	62,354	2,863	50,552
Class 529C	13,553	249,537	9,144	162,431
	11,590,841	$212,570,747	9,681,059	$171,587,114

Notes to Financial Statements (unaudited) – continued

	Six months ended 3/31/15		Year ended 9/30/14
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(16,227,002)	$(296,751,432)	(41,711,551)	$(742,975,632)
Class B	(1,773,720)	(32,471,179)	(4,614,501)	(81,934,444)
Class C	(3,533,563)	(64,926,604)	(7,197,741)	(128,385,694)
Class I	(1,485,440)	(27,136,097)	(2,067,766)	(36,663,011)
Class R1	(141,801)	(2,593,940)	(192,312)	(3,411,172)
Class R2	(1,197,116)	(21,882,427)	(2,295,668)	(40,800,712)
Class R3	(2,375,493)	(43,293,357)	(4,140,874)	(74,323,116)
Class R4	(1,431,948)	(26,212,605)	(2,928,662)	(51,818,416)
Class R5	(138,015)	(2,523,660)	(184,310)	(3,281,681)
Class 529A	(62,918)	(1,147,445)	(140,143)	(2,498,686)
Class 529B	(14,851)	(272,051)	(44,146)	(788,008)
Class 529C	(30,332)	(556,202)	(56,076)	(1,006,476)
	(28,412,199)	$(519,766,999)	(65,573,750)	$(1,167,887,048)

Net change
Class A	7,043,068	$129,096,840	(7,801,404)	$(140,796,595)
Class B	(650,292)	(11,908,057)	(2,604,475)	(46,252,242)
Class C	3,227,946	59,415,432	1,346,223	23,972,176
Class I	1,316,034	24,086,822	2,920,695	52,837,487
Class R1	(53,067)	(974,766)	(31,068)	(557,354)
Class R2	224,723	4,116,870	(507,799)	(9,005,796)
Class R3	491,597	8,998,317	3,470,870	61,638,439
Class R4	805,508	14,746,107	2,872,204	51,303,534
Class R5	208,945	3,808,148	1,211,465	21,329,828
Class 529A	58,685	1,071,974	50,834	891,190
Class 529B	(5,746)	(105,332)	(25,084)	(450,549)
Class 529C	41,453	762,294	18,978	331,346
	12,708,854	$233,114,649	921,439	$15,241,464

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended March 31, 2015, the fund’s commitment fee and interest expense were $12,521 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	259,156,492	322,551,657	(255,949,002)	325,759,147

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$139,213	$325,759,147

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST V

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: May 13, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: May 13, 2015

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 13, 2015

*	Print name and title of each signing officer under his or her signature.